UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2013

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 93.8%
Aerospace - 2.2%
Alliant Techsystems, Inc., 5.25%, 2021 (n)	$1,520,000	$1,529,500
Bombardier, Inc., 7.5%, 2018 (n)	3,280,000	3,714,600
Bombardier, Inc., 7.75%, 2020 (n)	2,770,000	3,157,800
Bombardier, Inc., 6.125%, 2023 (n)	2,750,000	2,784,375
CPI International, Inc., 8%, 2018	3,907,000	4,043,745
Huntington Ingalls Industries, Inc., 7.125%, 2021	5,715,000	6,193,631
Kratos Defense & Security Solutions, Inc., 10%, 2017	6,835,000	7,450,150

		$28,873,801
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 6.375%, 2020	$2,990,000	$3,244,150
Jones Group, Inc., 6.875%, 2019	2,125,000	2,215,313
PVH Corp., 7.375%, 2020	3,895,000	4,265,025
PVH Corp., 4.5%, 2022	2,120,000	2,019,300

		$11,743,788
Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.705%, 2049	$2,948,120	$387,236
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (p)(z)	1,326,951	13
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.538%, 2050 (p)(z)	652,068	1,630
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.738%, 2050 (p)(z)	2,036,758	5,092
Falcon Franchise Loan LLC, FRN, 12.161%, 2025 (i)(z)	1,078,204	161,731
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	1,455,336	726,955
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	290,277	289,986
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.997%, 2051	2,285,000	1,168,321
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030	2,234,208	62,915
Morgan Stanley Capital I, Inc., FRN, 1.403%, 2039 (i)(z)	5,520,419	113,279

		$2,917,158
Automotive - 3.3%
Accuride Corp., 9.5%, 2018	$5,815,000	$6,120,287
Allison Transmission, Inc., 7.125%, 2019 (n)	6,660,000	7,176,150
General Motors Financial Co., Inc., 4.75%, 2017 (n)	1,815,000	1,919,363
General Motors Financial Co., Inc., 6.75%, 2018	3,270,000	3,703,275
General Motors Financial Co., Inc., 4.25%, 2023 (n)	2,135,000	2,049,600
Goodyear Tire & Rubber Co., 6.5%, 2021	5,860,000	6,196,950
Goodyear Tire & Rubber Co., 7%, 2022	1,340,000	1,440,500
Jaguar Land Rover PLC, 7.75%, 2018 (n)	1,385,000	1,504,456
Jaguar Land Rover PLC, 8.125%, 2021 (n)	7,060,000	8,013,100
Jaguar Land Rover PLC, 5.625%, 2023 (n)	1,055,000	1,047,088
Lear Corp., 8.125%, 2020	1,543,000	1,720,445
Lear Corp., 4.75%, 2023 (n)	885,000	856,238
LKQ Corp., 4.75%, 2023 (n)	1,510,000	1,438,275

		$43,185,727
Broadcasting - 4.5%
AMC Networks, Inc., 7.75%, 2021	$4,606,000	$5,181,750
Clear Channel Communications, Inc., 9%, 2021	3,497,000	3,523,228
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	830,000	863,200
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	3,080,000	3,234,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	170,000	179,775
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,570,000	1,675,975
Hughes Network Systems LLC, 7.625%, 2021	1,920,000	2,102,400

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
IAC/InterActive Corp., 4.75%, 2022	$2,870,000	$2,719,325
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,735,000	2,844,400
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	3,215,000	3,279,300
Intelsat Jackson Holdings S.A., 6.625%, 2022	3,660,000	3,733,200
Intelsat S.A., 8.125%, 2023 (n)	6,245,000	6,604,088
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	952,947	440,738
Liberty Media Corp., 8.5%, 2029	4,285,000	4,574,238
Liberty Media Corp., 8.25%, 2030	40,000	42,600
Netflix, Inc., 5.375%, 2021 (n)	3,625,000	3,706,563
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	3,270,000	3,417,150
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	785,000	748,694
SIRIUS XM Radio, Inc., 5.875%, 2020 (n)	460,000	476,100
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,515,000	1,537,725
Univision Communications, Inc., 6.875%, 2019 (n)	3,455,000	3,722,763
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,530,800
Univision Communications, Inc., 8.5%, 2021 (n)	2,090,000	2,314,675

		$59,452,687
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$7,825,000	$8,372,750

Building - 3.2%
Allegion U.S. Holding Co., Inc., 5.75%, 2021 (n)	$2,205,000	$2,287,688
Boise Cascade Co., 6.375%, 2020	2,280,000	2,382,600
Building Materials Holding Corp., 6.875%, 2018 (n)	950,000	1,011,750
Building Materials Holding Corp., 7%, 2020 (n)	1,150,000	1,236,250
Building Materials Holding Corp., 6.75%, 2021 (n)	3,235,000	3,518,063
CEMEX Espana S.A., 9.25%, 2020 (n)	1,180,000	1,286,200
CEMEX Espana S.A., 9.25%, 2020	1,735,000	1,891,150
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	669,000	654,784
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)	546,000	554,190
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)	2,145,000	2,185,219
Gibraltar Industries, Inc., 6.25%, 2021	1,555,000	1,609,425
HD Supply, Inc., 8.125%, 2019	1,545,000	1,726,847
HD Supply, Inc., 7.5%, 2020 (n)	1,155,000	1,218,525
HD Supply, Inc., 11.5%, 2020	3,545,000	4,276,156
Nortek, Inc., 8.5%, 2021	5,540,000	6,073,225
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	2,335,000	2,638,550
USG Corp., 6.3%, 2016	4,585,000	4,905,950
USG Corp., 7.875%, 2020 (n)	1,570,000	1,727,000
USG Corp., 5.875%, 2021 (n)	910,000	928,200

		$42,111,772
Business Services - 2.1%
Equinix, Inc., 4.875%, 2020	$2,550,000	$2,559,563
Equinix, Inc., 5.375%, 2023	1,420,000	1,409,350
Fidelity National Information Services, Inc., 5%, 2022	3,080,000	3,168,488
First Data Corp., 10.625%, 2021 (n)	4,500,000	4,831,875
iGATE Corp., 9%, 2016	4,863,000	5,227,725
Iron Mountain, Inc., 8.375%, 2021	2,554,000	2,758,320
Iron Mountain, Inc., 6%, 2023	3,350,000	3,408,625
Lender Processing Services, Inc., 5.75%, 2023	1,415,000	1,475,138
NeuStar, Inc., 4.5%, 2023	3,270,000	2,975,700

		$27,814,784

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 3.4%
CCO Holdings LLC, 8.125%, 2020		$5,565,000	$6,093,675
CCO Holdings LLC, 7.375%, 2020		1,305,000	1,425,709
CCO Holdings LLC, 6.5%, 2021		2,840,000	2,953,600
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		1,625,000	1,539,684
Cequel Communications Holdings, 6.375%, 2020 (n)		2,310,000	2,396,625
Cequel Communications Holdings I LLC, 5.125%, 2021 (n)		1,020,000	989,400
DISH DBS Corp., 6.75%, 2021		3,410,000	3,691,325
DISH DBS Corp., 5%, 2023		1,240,000	1,185,750
Lynx I Corp., 5.375%, 2021 (n)		1,575,000	1,582,875
Lynx II Corp., 6.375%, 2023 (n)		1,065,000	1,091,625
Nara Cable Funding Ltd., 8.875%, 2018 (z)		985,000	1,051,488
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,875,000	2,706,318
Time Warner Cable, Inc., 4.5%, 2042		$3,315,000	2,484,702
Unitymedia Hessen, 5.5%, 2023 (n)		2,195,000	2,167,563
UPC Holding B.V., 9.875%, 2018 (n)		2,910,000	3,150,075
UPCB Finance III Ltd., 6.625%, 2020 (n)		5,403,000	5,767,703
Virgin Media Finance PLC, 8.375%, 2019		865,000	943,931
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,225,000	3,217,358

			$44,439,406
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,815,000	$1,957,931
Celanese U.S. Holdings LLC, 5.875%, 2021		828,000	885,960
Celanese U.S. Holdings LLC, 4.625%, 2022		1,760,000	1,729,200
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		2,180,000	2,316,250
Hexion U.S. Finance Corp., 6.625%, 2020		1,400,000	1,421,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		3,005,000	3,095,150
Huntsman International LLC, 8.625%, 2021		5,885,000	6,605,913
INEOS Finance PLC, 8.375%, 2019 (n)		4,145,000	4,621,675
INEOS Group Holdings S.A., 6.125%, 2018 (n)		3,665,000	3,701,650
NOVA Chemicals Corp., 5.25%, 2023 (n)		2,535,000	2,585,700
Polypore International, Inc., 7.5%, 2017		1,560,000	1,649,700
Tronox Finance LLC, 6.375%, 2020		3,875,000	3,952,500

			$34,522,629
Computer Software - 0.9%
Infor U.S., Inc., 11.5%, 2018		$2,545,000	$2,952,200
Syniverse Holdings, Inc., 9.125%, 2019		5,140,000	5,564,050
VeriSign, Inc., 4.625%, 2023		3,625,000	3,529,844

			$12,046,094
Computer Software - Systems - 0.9%
Audatex North America, Inc., 6.75%, 2018		$2,705,000	$2,892,453
Audatex North America, Inc., 6%, 2021 (n)		3,560,000	3,675,700
Audatex North America, Inc., 6.125%, 2023 (z)		835,000	847,525
CDW LLC/CDW Finance Corp., 12.535%, 2017		317,000	329,680
CDW LLC/CDW Finance Corp., 8.5%, 2019		3,795,000	4,202,959

			$11,948,317
Conglomerates - 2.1%
Amsted Industries, Inc., 8.125%, 2018 (n)		$5,470,000	$5,791,363
BC Mountain LLC, 7%, 2021 (n)		2,595,000	2,627,438
Dynacast International LLC, 9.25%, 2019		2,295,000	2,524,500
Griffon Corp., 7.125%, 2018		4,075,000	4,355,156
Renaissance Acquisition, 6.875%, 2021 (n)		5,585,000	5,682,738

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
Rexel S.A., 6.125%, 2019 (n)	$2,040,000	$2,142,000
Rexel S.A., 5.25%, 2020 (n)	835,000	851,700
Silver II Borrower, 7.75%, 2020 (n)	3,785,000	3,964,788

		$27,939,683
Construction - 0.1%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021	$810,000	$789,750

Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 2021	$3,216,000	$3,497,400
Jarden Corp., 7.5%, 2020	3,195,000	3,466,575
Prestige Brands, Inc., 8.125%, 2020	1,531,000	1,699,410
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	3,270,000	3,474,375

		$12,137,760
Consumer Services - 1.1%
ADT Corp., 6.25%, 2021 (n)	$2,415,000	$2,562,919
ADT Corp., 4.125%, 2023	1,585,000	1,429,310
Monitronics International, Inc., 9.125%, 2020 (z)	2,245,000	2,379,700
QVC, Inc., 7.375%, 2020 (n)	1,995,000	2,174,358
Service Corp. International, 7%, 2017	5,080,000	5,695,950
Service Corp. International, 7%, 2019	115,000	123,625

		$14,365,862
Containers - 3.2%
Ardagh Packaging Finance PLC, 7%, 2020 (n)	$2,210,000	$2,198,950
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,530,000	2,716,588
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,110,000	4,407,975
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	431,000
Ardagh Packaging Finance PLC, 4.875%, 2022 (n)	1,350,000	1,326,375
Ball Corp., 5%, 2022	1,624,000	1,636,180
Ball Corp., 4%, 2023	1,245,000	1,146,956
Berry Plastics Group, Inc., 9.5%, 2018	1,190,000	1,291,150
Berry Plastics Group, Inc., 9.75%, 2021	2,645,000	3,107,875
Crown Americas LLC, 4.5%, 2023 (n)	5,815,000	5,451,563
Exopack Holdings S.A., 7.875%, 2019 (z)	1,680,000	1,680,000
Greif, Inc., 6.75%, 2017	1,410,000	1,561,575
Greif, Inc., 7.75%, 2019	795,000	900,338
Reynolds Group, 7.125%, 2019	2,925,000	3,122,438
Reynolds Group, 9.875%, 2019	1,030,000	1,139,438
Reynolds Group, 5.75%, 2020	2,760,000	2,849,700
Reynolds Group, 8.25%, 2021	7,195,000	7,482,800

		$42,450,901
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 2018	$3,256,000	$3,638,580

Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,255,000	$1,242,450
Avaya, Inc., 7%, 2019 (n)	805,000	768,775

		$2,011,225
Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$2,728,000	$2,949,650
Nokia Corp., 5.375%, 2019	1,075,000	1,108,594

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Nokia Corp., 6.625%, 2039	$1,345,000	$1,324,825
NXP B.V., 5.75%, 2021 (n)	870,000	906,975
NXP B.V., 5.75%, 2023 (n)	3,430,000	3,532,900
Sensata Technologies B.V., 6.5%, 2019 (n)	3,770,000	4,071,600

		$13,894,544
Energy - Independent - 8.5%
Antero Resources Finance Corp., 6%, 2020	$1,860,000	$1,962,300
Antero Resources Finance Corp., 5.375%, 2021 (n)	1,810,000	1,839,413
BreitBurn Energy Partners LP, 8.625%, 2020	1,395,000	1,482,188
BreitBurn Energy Partners LP, 7.875%, 2022	3,450,000	3,484,500
Carrizo Oil & Gas, Inc., 8.625%, 2018	995,000	1,089,525
Carrizo Oil & Gas, Inc., 7.5%, 2020	1,665,000	1,814,850
Chaparral Energy, Inc., 7.625%, 2022	3,000,000	3,240,000
Concho Resources, Inc., 6.5%, 2022	4,690,000	5,123,825
Concho Resources, Inc., 5.5%, 2023	3,140,000	3,257,750
Continental Resources, Inc., 8.25%, 2019	3,180,000	3,498,000
Continental Resources, Inc., 7.375%, 2020	1,220,000	1,358,775
Continental Resources, Inc., 4.5%, 2023	3,711,000	3,743,471
Denbury Resources, Inc., 8.25%, 2020	4,860,000	5,346,000
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,980,000	5,552,700
Energy XXI Gulf Coast, Inc., 7.5%, 2021 (n)	2,780,000	2,905,100
EP Energy LLC, 9.375%, 2020	5,265,000	6,081,075
EP Energy LLC, 7.75%, 2022	4,030,000	4,533,750
EPL Oil & Gas, Inc., 8.25%, 2018	3,070,000	3,292,575
Halcon Resources Corp., 8.875%, 2021	4,055,000	4,222,269
Harvest Operations Corp., 6.875%, 2017	4,585,000	4,923,144
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,870,000	2,028,950
Laredo Petroleum, Inc., 9.5%, 2019	1,955,000	2,184,713
LINN Energy LLC, 8.625%, 2020	2,050,000	2,183,250
LINN Energy LLC, 7.75%, 2021	2,621,000	2,706,183
MEG Energy Corp., 6.5%, 2021 (n)	1,840,000	1,920,500
MEG Energy Corp., 7%, 2024 (n)	1,640,000	1,676,900
Oasis Petroleum, Inc., 6.875%, 2022 (n)	1,925,000	2,079,000
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,328,600
Range Resources Corp., 8%, 2019	2,910,000	3,120,975
Range Resources Corp., 5%, 2022	3,055,000	3,051,181
Samson Investment Co., 10.25%, 2020 (n)	2,900,000	3,132,000
SandRidge Energy, Inc., 8.125%, 2022	5,665,000	6,033,225
SM Energy Co., 6.5%, 2021	3,405,000	3,694,425
Whiting Petroleum Corp., 6.5%, 2018	2,505,000	2,667,825
Whiting Petroleum Corp., 5%, 2019	1,970,000	2,048,800

		$112,607,737
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,760,000	$2,680,650

Entertainment - 1.3%
Activision Blizzard, Inc., 6.125%, 2023 (n)	$2,365,000	$2,471,425
AMC Entertainment, Inc., 8.75%, 2019	1,860,000	2,001,825
Cedar Fair LP, 9.125%, 2018	1,875,000	2,053,125
Cedar Fair LP, 5.25%, 2021 (n)	3,240,000	3,191,400
Cinemark USA, Inc., 5.125%, 2022	2,805,000	2,741,884
Cinemark USA, Inc., 4.875%, 2023	1,965,000	1,871,659
Six Flags Entertainment Corp., 5.25%, 2021 (n)	3,380,000	3,320,850

		$17,652,168

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 5.2%
Aviation Capital Group, 4.625%, 2018 (n)		$2,300,000	$2,345,416
Aviation Capital Group, 6.75%, 2021 (n)		2,275,000	2,451,313
CIT Group, Inc., 5.25%, 2018		3,330,000	3,600,559
CIT Group, Inc., 6.625%, 2018 (n)		5,369,000	6,087,104
CIT Group, Inc., 5.5%, 2019 (n)		3,347,000	3,623,128
CIT Group, Inc., 5%, 2022		4,690,000	4,748,625
Credit Acceptance Corp., 9.125%, 2017		2,555,000	2,695,525
Icahn Enterprises LP, 8%, 2018		5,689,000	5,966,339
Icahn Enterprises LP, 6%, 2020 (n)		1,785,000	1,829,625
International Lease Finance Corp., 8.625%, 2015		1,345,000	1,496,313
International Lease Finance Corp., 7.125%, 2018 (n)		3,601,000	4,145,651
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		2,285,000	2,363,547
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		2,035,000	2,106,225
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019		1,130,000	1,274,075
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		4,530,000	4,841,438
PHH Corp., 7.375%, 2019		1,890,000	1,998,675
PHH Corp., 6.375%, 2021		2,270,000	2,247,300
SLM Corp., 8.45%, 2018		2,865,000	3,344,888
SLM Corp., 8%, 2020		6,880,000	7,860,400
SLM Corp., 7.25%, 2022		3,355,000	3,589,850

			$68,615,996
Food & Beverages - 1.1%
B&G Foods, Inc., 4.625%, 2021		$1,575,000	$1,537,594
Constellation Brands, Inc., 3.75%, 2021		525,000	503,344
Constellation Brands, Inc., 4.25%, 2023		3,885,000	3,724,744
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		2,610,000	2,525,175
Sun Merger Sub, Inc., 5.875%, 2021 (n)		3,385,000	3,537,325
TreeHouse Foods, Inc., 7.75%, 2018		2,455,000	2,596,163

			$14,424,345
Forest & Paper Products - 0.9%
Boise, Inc., 8%, 2020		$2,770,000	$3,138,410
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,001,000
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,825,000	1,870,625
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,839,414
Tembec Industries, Inc., 11.25%, 2018		$1,850,000	2,021,125

			$11,870,574
Gaming & Lodging - 2.6%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$1,630,000	$1,505,713
Chester Downs & Marina LLC, 9.25%, 2020 (n)		1,750,000	1,776,250
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,240,000	1,329,280
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,300,000	2,063
Hilton Worldwide Finance Co., 5.625%, 2021 (n)		2,540,000	2,609,850
Isle of Capri Casinos, Inc., 8.875%, 2020		2,745,000	2,923,425
Isle of Capri Casinos, Inc., 5.875%, 2021		715,000	701,594
MGM Resorts International, 11.375%, 2018		2,100,000	2,693,250
MGM Resorts International, 6.625%, 2021		3,540,000	3,783,375
Pinnacle Entertainment, Inc., 8.75%, 2020		2,545,000	2,812,225
Playa Resorts Holdings B.V., 8%, 2020 (n)		1,235,000	1,307,556
PNK Finance Corp., 6.375%, 2021 (n)		2,185,000	2,294,250
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		1,355,000	1,310,963
Seven Seas Cruises S. DE R.L., 9.125%, 2019		4,755,000	5,224,556
Wynn Las Vegas LLC, 7.75%, 2020		3,830,000	4,318,325

			$34,592,675

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - 1.2%
Dematic S.A., 7.75%, 2020 (n)	$4,815,000	$5,091,863
Howard Hughes Corp., 6.875%, 2021 (n)	3,175,000	3,286,125
Hyva Global B.V., 8.625%, 2016 (n)	1,989,000	1,979,055
Mueller Water Products, Inc., 8.75%, 2020	1,952,000	2,186,240
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	3,320,000	3,560,700

		$16,103,983
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$1,300,000	$1,680,250

Insurance - Property & Casualty - 0.4%
XL Group PLC, 6.5% to 2017, FRN to 2049	$5,275,000	$5,174,775

International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 2016	$1,090,000	$1,141,230
Eksportfinans A.S.A., 5.5%, 2017	1,805,000	1,891,640
Electricite de France, FRN, 5.25%, 2049 (n)	331,000	325,373

		$3,358,243
Machinery & Tools - 2.1%
Case New Holland, Inc., 7.875%, 2017	$5,625,000	$6,658,594
CNH America LLC, 7.25%, 2016	2,140,000	2,359,350
CNH Capital LLC, 3.625%, 2018	2,610,000	2,645,884
H&E Equipment Services Co., 7%, 2022	3,185,000	3,471,650
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	4,285,000	4,820,625
RSC Equipment Rental, Inc., 8.25%, 2021	2,910,000	3,295,575
United Rentals North America, Inc., 5.75%, 2018	1,420,000	1,522,950
United Rentals North America, Inc., 7.625%, 2022	2,412,000	2,701,440

		$27,476,068
Major Banks - 1.4%
Bank of America Corp., FRN, 5.2%, 2049	$4,647,000	$4,217,153
Barclays Bank PLC, 7.625%, 2022	3,460,000	3,568,990
Credit Suisse Group AG, 6.5%, 2023 (n)	2,248,000	2,399,515
JPMorgan Chase & Co., 6%, 2049	3,840,000	3,715,200
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,370,000	1,435,075
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	3,320,000	3,452,800

		$18,788,733
Medical & Health Technology & Services - 4.9%
AmSurg Corp., 5.625%, 2020	$2,150,000	$2,160,750
Davita, Inc., 6.375%, 2018	5,225,000	5,479,719
Davita, Inc., 6.625%, 2020	5,625,000	5,997,656
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,832,100
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	2,410,000	2,578,700
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,710,000	1,812,600
HCA, Inc., 8.5%, 2019	3,810,000	4,090,988
HCA, Inc., 7.25%, 2020	1,975,000	2,165,094
HCA, Inc., 7.5%, 2022	5,995,000	6,736,881
HCA, Inc., 5.875%, 2022	2,915,000	3,068,038
HealthSouth Corp., 8.125%, 2020	5,915,000	6,513,894
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	3,535,000	3,747,100
Kinetic Concepts, Inc., 12.5%, 2019	1,675,000	1,804,813
Tenet Healthcare Corp., 8%, 2020	4,610,000	5,019,138
Tenet Healthcare Corp., 4.5%, 2021	3,465,000	3,361,050

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 8.125%, 2022 (n)	$1,375,000	$1,505,625
Universal Health Services, Inc., 7%, 2018	2,130,000	2,273,775
Universal Health Services, Inc., 7.625%, 2020	3,560,000	3,738,000

		$64,885,921
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 2020	$3,655,000	$3,883,438
Physio-Control International, Inc., 9.875%, 2019 (n)	1,767,000	1,970,205
Teleflex, Inc., 6.875%, 2019	2,975,000	3,108,875

		$8,962,518
Metals & Mining - 3.1%
ArcelorMittal S.A., 6.75%, 2022	$1,130,000	$1,228,875
ArcelorMittal S.A., 7.25%, 2041	1,945,000	1,872,059
Arch Coal, Inc., 7.25%, 2020	2,560,000	1,948,800
Century Aluminum Co., 7.5%, 2021 (n)	3,275,000	3,078,500
Commercial Metals Co., 4.875%, 2023	2,218,000	2,107,100
Consol Energy, Inc., 8%, 2017	1,985,000	2,104,100
Consol Energy, Inc., 8.25%, 2020	2,055,000	2,247,656
First Quantum Minerals Ltd., 7.25%, 2019 (n)	5,358,000	5,023,125
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	3,405,000	3,779,550
Peabody Energy Corp., 6%, 2018	2,295,000	2,421,225
Peabody Energy Corp., 6.25%, 2021	1,295,000	1,337,088
Plains Exploration & Production Co., 6.125%, 2019	4,075,000	4,454,513
Plains Exploration & Production Co., 6.5%, 2020	1,200,000	1,322,072
TMS International Corp., 7.625%, 2021 (z)	2,855,000	2,983,475
Walter Energy, Inc., 9.5%, 2019 (n)	1,210,000	1,276,550
Walter Energy, Inc., 8.5%, 2021 (n)	3,680,000	3,118,800

		$40,303,488
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$1,635,000	$1,524,899

Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$4,255,000	$4,637,950
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,735,000	1,756,688
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 2022 (z)	830,000	846,600

		$7,241,238
Natural Gas - Pipeline - 3.8%
Access Midstream Partners Co., 5.875%, 2021	$1,180,000	$1,265,550
Access Midstream Partners Co., 4.875%, 2023	5,245,000	5,218,775
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	1,050,000	987,000
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,865,000	1,832,363
Crestwood Midstream Partners LP, 6.125%, 2022 (z)	830,000	848,675
Crosstex Energy, Inc., 8.875%, 2018	5,455,000	5,809,575
Crosstex Energy, Inc., 7.125%, 2022	435,000	499,163
El Paso Corp., 7%, 2017	2,790,000	3,149,642
El Paso Corp., 7.75%, 2032	5,855,000	6,077,256
Energy Transfer Equity LP, 7.5%, 2020	3,955,000	4,568,025
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,156,935
Inergy Midstream LP, 6%, 2020 (n)	3,815,000	3,900,838
MarkWest Energy Partners LP, 5.5%, 2023	2,150,000	2,225,250
MarkWest Energy Partners LP, 4.5%, 2023	2,669,000	2,588,930
Sabine Pass Liquefaction, 5.625%, 2021 (n)	2,225,000	2,247,250

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Sabine Pass Liquefaction, 5.625%, 2023 (n)		$4,610,000	$4,517,800
Summit Midstream Holdings LLC, 7.5%, 2021 (n)		2,490,000	2,620,725

			$49,513,752
Network & Telecom - 1.1%
Centurylink, Inc., 6.45%, 2021		$755,000	$785,200
Centurylink, Inc., 7.65%, 2042		3,030,000	2,810,325
Citizens Communications Co., 9%, 2031		2,330,000	2,411,550
Frontier Communications Corp., 8.125%, 2018		1,030,000	1,187,075
TW Telecom Holdings, Inc., 5.375%, 2022		1,930,000	1,925,175
TW Telecom Holdings, Inc., 5.375%, 2022 (n)		1,100,000	1,097,250
Windstream Corp., 8.125%, 2018		570,000	617,025
Windstream Corp., 7.75%, 2020		2,615,000	2,804,588
Windstream Corp., 7.75%, 2021		1,200,000	1,281,000

			$14,919,188
Oil Services - 1.6%
Bristow Group, Inc., 6.25%, 2022		$3,660,000	$3,843,000
Dresser-Rand Group, Inc., 6.5%, 2021		1,300,000	1,381,250
Edgen Murray Corp., 8.75%, 2020 (n)		3,985,000	4,602,675
Pacific Drilling S.A., 5.375%, 2020 (n)		3,450,000	3,475,875
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		4,290,000	4,397,250
Unit Corp., 6.625%, 2021		3,305,000	3,453,725

			$21,153,775
Other Banks & Diversified Financials - 1.4%
Ally Financial, Inc., 5.5%, 2017		$3,085,000	$3,331,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		3,791,000	4,847,741
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		6,485,000	6,955,163
UBS AG, 7.625%, 2022		2,700,000	3,078,284

			$18,212,988
Pharmaceuticals - 1.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$2,081,006
Capsugel S.A., 7%, 2019 (p)(z)		$1,120,000	1,120,000
Endo Health Solutions, Inc., 7.25%, 2022		2,655,000	2,827,575
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		3,750,000	4,040,625
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,800,000	3,045,000
Vantage Point Imaging, 7.5%, 2021 (n)		1,850,000	2,053,500

			$15,167,706
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$1,710,000	$1,739,925

Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 2020 (n)		$3,805,000	$3,785,975
IAMGOLD Corp., 6.75%, 2020 (n)		4,082,000	3,643,185

			$7,429,160
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$313,809
Gannett Co., Inc., 6.375%, 2023 (z)		2,505,000	2,642,775
Gannett Co., Inc., 5.125%, 2020 (n)		1,645,000	1,682,013
Lamar Media Corp., 5%, 2023		3,160,000	3,009,900
Nielsen Finance LLC, 7.75%, 2018		2,760,000	3,008,400

			$10,656,897

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$229,000	$258,770
Watco Cos. LLC, 6.375%, 2023 (n)	2,430,000	2,405,700

		$2,664,470
Real Estate - 1.8%
Aviv Healthcare Properties LP, 6%, 2021 (z)	$1,690,000	$1,732,250
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	1,815,000	1,887,600
DuPont Fabros Technology, Inc., REIT, 5.875%, 2021 (n)	3,475,000	3,561,875
ERP Properties, REIT, 7.75%, 2020	3,050,000	3,532,541
ERP Properties, REIT, 5.75%, 2022	815,000	845,916
Felcor Lodging LP, REIT, 5.625%, 2023	1,985,000	1,955,225
GLP Capital LP/GLP Financing II, Inc., 4.375%, 2018 (n)	3,175,000	3,238,500
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,435,000	2,617,625
MPT Operating Partnership LP, REIT, 6.375%, 2022	3,810,000	3,933,825

		$23,305,357
Retailers - 1.9%
Academy Ltd., 9.25%, 2019 (n)	$1,565,000	$1,735,194
Burlington Coat Factory Warehouse Corp., 10%, 2019	3,540,000	3,964,800
CST Brands, Inc., 5%, 2023 (n)	1,090,000	1,054,575
J. Crew Group, Inc., 8.125%, 2019	3,160,000	3,337,750
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	3,060,000	3,174,750
Limited Brands, Inc., 6.9%, 2017	1,080,000	1,233,900
Limited Brands, Inc., 7%, 2020	1,520,000	1,721,400
Limited Brands, Inc., 6.95%, 2033	1,080,000	1,074,600
Rite Aid Corp., 9.25%, 2020	4,640,000	5,359,200
Sally Beauty Holdings, Inc., 6.875%, 2019	1,755,000	1,939,275
William Carter Co., 5.25%, 2021 (n)	835,000	847,525

		$25,442,969
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 2021	$2,645,000	$2,678,063
Koppers, Inc., 7.875%, 2019	1,835,000	1,990,975

		$4,669,038
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$1,249,000	$1,280,237
Michaels Stores, Inc., 7.75%, 2018	1,980,000	2,135,925

		$3,416,162
Telecommunications - Wireless - 3.9%
Crown Castle International Corp., 7.125%, 2019	$4,420,000	$4,773,600
Crown Castle International Corp., 5.25%, 2023	1,655,000	1,638,450
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,176,575
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,743,200
Eileme 2 AB, 11.625%, 2020 (n)	2,149,000	2,508,958
MetroPCS Wireless, Inc., 7.875%, 2018	2,835,000	3,061,800
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	2,445,000	2,558,081
Sprint Capital Corp., 6.875%, 2028	3,280,000	3,116,000
Sprint Corp., 7.875%, 2023 (n)	4,665,000	5,061,525
Sprint Nextel Corp., 8.375%, 2017	3,611,000	4,179,733
Sprint Nextel Corp., 9%, 2018 (n)	1,350,000	1,636,875
Sprint Nextel Corp., 6%, 2022	3,600,000	3,546,000
T-Mobile USA, Inc., 5.25%, 2018 (n)	1,475,000	1,532,156
T-Mobile USA, Inc., 6.633%, 2021	835,000	883,013

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	$1,175,000	$1,248,438
Wind Acquisition Finance S.A., 12.25%, 2017 (n)(p)	3,605,000	3,533,150
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	5,655,000	5,951,888

		$51,149,442
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,357,800
Level 3 Financing, Inc., 9.375%, 2019	2,095,000	2,341,163
Level 3 Financing, Inc., 8.625%, 2020	1,315,000	1,489,238

		$5,188,201
Transportation - Services - 3.2%
Aguila 3 S.A., 7.875%, 2018 (n)	$765,000	$815,681
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,765,000	2,948,181
Avis Budget Car Rental LLC, 8.25%, 2019	1,980,000	2,158,200
Avis Budget Car Rental LLC, 9.75%, 2020	1,130,000	1,322,100
CEVA Group PLC, 8.375%, 2017 (n)	6,630,000	6,862,050
Jack Cooper Finance Co., 9.25%, 2020 (z)	2,800,000	2,996,000
Navios Maritime Acquisition Corp., 8.625%, 2017	5,510,000	5,777,235
Navios Maritime Acquisition Corp., 8.125%, 2021 (z)	2,970,000	2,999,700
Navios Maritime Holdings, Inc., 8.875%, 2017	1,310,000	1,370,588
Navios South American Logistics, Inc., 9.25%, 2019	2,878,000	3,115,435
Swift Services Holdings, Inc., 10%, 2018	6,360,000	7,123,200
Syncreon Group BV/Syncre, 8.625%, 2021 (z)	2,545,000	2,576,813
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	366,000	391,620
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	1,540,000	1,647,800

		$42,104,603
Utilities - Electric Power - 2.8%
AES Corp., 8%, 2017	$312,000	$367,380
AES Corp., 7.375%, 2021	2,560,000	2,899,200
Calpine Corp., 7.875%, 2020 (n)	4,162,000	4,546,985
Calpine Corp., 6%, 2022 (z)	555,000	575,813
Covanta Holding Corp., 7.25%, 2020	4,425,000	4,786,810
EDP Finance B.V., 6%, 2018 (n)	3,005,000	3,177,788
Energy Future Holdings Corp., 10%, 2020 (n)	3,565,000	3,725,425
Energy Future Holdings Corp., 10%, 2020	5,681,000	5,965,050
InterGen N.V., 7%, 2023 (n)	2,775,000	2,865,188
NRG Energy, Inc., 8.25%, 2020	4,950,000	5,519,250
NRG Energy, Inc., 6.625%, 2023	1,735,000	1,793,556
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,345,000	958,313

		$37,180,758
Total Bonds		$1,236,515,870

Floating Rate Loans (g)(r) - 1.9%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$1,796,337	$1,796,337

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 4%, 2019	$1,759,304	$1,755,150

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 4.5%, 2020	$1,173,267	$1,183,043

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$1,624,687	$1,631,795

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$1,503,073	$1,504,951

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$1,810,061	$1,814,133
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	1,034,900	1,041,716

		$2,855,849
Gaming & Lodging - 0.1%
Hilton Worldwide, Term Loan B, 4%, 2020	$1,774,222	$1,783,980

Retailers - 0.3%
Rite Aid Corp., Term Loan, 4.87%, 2021	$1,149,016	$1,157,275
Toys ‘‘R’’ Us, Inc., Term Loan B, 6%, 2019	2,246,193	2,192,284

		$3,349,559
Transportation - Services - 0.4%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$5,665,562	$5,580,579

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 2020	$3,622,605	$3,572,794
Total Floating Rate Loans		$25,014,037

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$292,806

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	76,223	$379,591
Total Common Stocks		$672,397

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$2,570,000	$2,534,663

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	2,489	$2,389,829
GMAC Capital Trust I, 8.125%	90,100	2,420,086
Total Preferred Stocks		$4,809,915

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	45,187,341	$45,187,341
Total Investments		$1,314,734,223

Other Assets, Less Liabilities - 0.2%		2,952,962
Net Assets - 100.0%		$1,317,687,185

12

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $442,210,256 representing 33.6% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	$2,370,188	$2,389,829
American Media, Inc., 13.5%, 2018	12/28/10	300,900	313,809
Audatex North America, Inc., 6.125%, 2023	10/17/13	835,000	847,525
Aviv Healthcare Properties LP, 6%, 2021	10/10/13-10/15/13	1,704,169	1,732,250
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-5/25/13	1,287,179	13
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.538%, 2050	4/12/06-4/26/13	652,068	1,630
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.738%, 2050	4/12/06-4/26/13	2,036,758	5,092
Calpine Corp., 6%, 2022	10/17/13	550,522	575,813
Capsugel S.A., 7%, 2019	10/31/13	1,120,000	1,120,000
Crestwood Midstream Partners LP, 6.125%, 2022	10/22/13	830,000	848,675
Exopack Holdings S.A., 7.875%, 2019	10/24/13-10/29/13	1,685,063	1,680,000
Falcon Franchise Loan LLC, FRN, 12.161%, 2025	1/29/03	82,492	161,731
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 2022	10/21/13	830,000	846,600
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	282,470	289,986
Gannett Co., Inc., 6.375%, 2023	9/26/13-10/08/13	2,503,445	2,642,775
Jack Cooper Finance Co., 9.25%, 2020	10/24/13	2,947,000	2,996,000
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	1/02/13-5/17/13	434,842	440,738
Monitronics International, Inc., 9.125%, 2020	10/21/13-10/23/13	2,398,248	2,379,700
Morgan Stanley Capital I, Inc., FRN, 1.403%, 2039	7/20/04	95,383	113,279
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	1,053,331	1,051,488
Navios Maritime Acquisition Corp., 8.125%, 2021	10/29/13	2,970,000	2,999,700
Syncreon Group BV/Syncre, 8.625%, 2021	10/11/13-10/16/13	2,548,984	2,576,813
TMS International Corp., 7.625%, 2021	10/04/13-10/22/13	2,924,935	2,983,475
Total Restricted Securities			$28,996,921
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

13

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/13

Forward Foreign Currency Exchange Contracts at 10/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	469,103	1/17/2014	$634,101	$636,994	$2,893

Liability Derivatives
BUY	EUR	Citibank N.A.	562,222	1/17/2014	$774,973	$763,440	$(11,533)
SELL	EUR	Deutsche Bank AG	4,571,263	1/17/2014	6,169,080	6,207,308	(38,228)
SELL	EUR	JPMorgan Chase Bank	4,571,263	1/17/2014	6,169,962	6,207,308	(37,346)

							$(87,107)

Swap Agreements at 10/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	12,890,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$1,177,525
12/20/17	USD	5,000,000	JPMorgan Chase Bank, N.A. (a)	5.0% (fixed rate)	(1)	456,759

						$1,634,284

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX .NA.HY.19 Index, a B+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $763,524.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,712,892	$2,389,829	$379,591	$5,482,312
Non-U.S. Sovereign Debt	—	3,358,243	—	3,358,243
Municipal Bonds	—	1,524,899	—	1,524,899
U.S. Corporate Bonds	—	1,006,235,862	—	1,006,235,862
Commercial Mortgage-Backed Securities	—	2,620,436	—	2,620,436
Asset-Backed Securities (including CDOs)	—	296,722	—	296,722
Foreign Bonds	—	225,014,371	—	225,014,371
Floating Rate Loans	—	25,014,037	—	25,014,037
Mutual Funds	45,187,341	—	—	45,187,341
Total Investments	$47,900,233	$1,266,454,399	$379,591	$1,314,734,223

Other Financial Instruments
Swap Agreements	$—	$1,634,284	$—	$1,634,284
Forward Foreign Currency Exchange Contracts	—	(84,214)	—	(84,214)

15

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/13	$362,059
Change in unrealized appreciation (depreciation)	17,532
Balance as of 10/31/13	$379,591

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2013 is $17,532.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,289,472,897
Gross unrealized appreciation	45,093,105
Gross unrealized depreciation	(19,831,779)
Net unrealized appreciation (depreciation)	$25,261,326

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	62,312,638	287,885,400	(305,010,697)	45,187,341

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,383	$45,187,341

16

QUARTERLY REPORT

October 31, 2013

MFS® HIGH YIELD OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 17.5%
Asset-Backed & Securitized - 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.542%, 2038 (z)		$1,136,457	$727,332
Banc of America Commercial Mortgage, Inc., FRN, 6.25%, 2051 (z)		3,830,049	1,558,753
Citigroup Commercial Mortgage Trust, FRN, 5.705%, 2017		2,500,000	328,375
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,266,630	63,331
Falcon Franchise Loan LLC, FRN, 12.161%, 2025 (i)(z)		136,782	20,517
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		152,686	152,533
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.997%, 2051		1,390,000	710,707
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030 (i)		327,923	9,234
Morgan Stanley Capital I, Inc., FRN, 1.403%, 2039 (i)(z)		1,157,890	23,760
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		1,775,000	18
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		3,250,000	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		1,813,000	0

			$3,594,560
Automotive - 0.3%
Jaguar Land Rover PLC, 8.125%, 2021 (n)		$920,000	$1,044,200
Schaeffler Finance B.V., 4.25%, 2018 (z)	EUR	100,000	139,767
Schaeffler Finance B.V., 6.875%, 2018 (p)(z)		$385,000	410,025

			$1,593,992
Broadcasting - 0.4%
Clear Channel Communications, Inc., 9%, 2021		$744,000	$749,580
LBI Media Holdings, Inc., 11%, 2017 (p)		373,000	37,300
LBI Media, Inc., 13.5%, 2020		1,025,000	474,063
Myriad International Holdings B.V., 6%, 2020 (n)		971,000	1,034,115

			$2,295,058
Building - 1.1%
Cementos Progreso Trust Co., 7.125%, 2023 (z)		$1,169,000	$1,177,393
CEMEX Espana S.A., 9.25%, 2020		995,000	1,084,550
CEMEX Finance LLC, 9.375%, 2022		605,000	679,113
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		345,000	337,669
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)		845,000	857,675
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		435,000	443,156
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020		588,000	611,520
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		795,000	826,800
Lafarge S.A., 7.125%, 2036		625,000	645,313

			$6,663,189
Business Services - 0.1%
Equinix, Inc., 4.875%, 2020		$390,000	$391,463

Cable TV - 1.1%
Cable Communications Systems N.V., 7.5%, 2020 (z)	EUR	385,000	$536,429
Cogeco Cable, Inc., 4.875%, 2020 (z)		$380,000	372,400
Nara Cable Funding Ltd., 8.875%, 2018 (z)		1,225,000	1,307,688
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	598,125
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	500,000	721,685
Telenet Group Holding N.V., 6.25%, 2022 (n)	EUR	780,000	1,104,584
UPC Holding B.V., 9.875%, 2018 (n)		$820,000	887,650
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	755,000	1,091,733

			$6,620,294

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	$820,000	$815,900

Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 2017	$291,000	$290,273
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)	150,000	149,625
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021	579,000	564,525

		$1,004,423
Containers - 0.1%
San Miguel Industrias PET S.A., 7.75%, 2020 (z)	$811,000	$821,543

Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$465,000	$460,350

Electronics - 0.1%
Nokia Corp., 5.375%, 2019	$600,000	$618,750

Emerging Market Quasi-Sovereign - 3.2%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$606,000	$577,215
Banco do Brasil S.A., 5.875%, 2023 (n)	726,000	718,740
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,141,000	1,178,083
Bank of Ceylon, 6.875%, 2017 (n)	200,000	205,000
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,195,000	1,136,744
Dolphin Energy Ltd., 5.5%, 2021 (n)	804,000	891,435
Ecopetrol S.A., 7.625%, 2019	547,000	659,135
Gaz Capital S.A., 5.999%, 2021 (n)	1,547,000	1,651,423
Instituto Costarricense, 6.375%, 2043 (n)	923,000	821,470
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	1,260,000	1,318,275
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	815,183
Majapahit Holding B.V., 7.75%, 2020 (n)	654,000	750,465
Naftogaz Ukraine, 9.5%, 2014	659,000	621,108
Pertamina PT, 4.875%, 2022 (n)	255,000	245,438
Pertamina PT, 6%, 2042 (n)	297,000	262,845
Petrobras International Finance Co., 5.375%, 2021	521,000	529,739
Petrobras International Finance Co., 6.75%, 2041	245,000	242,072
Petroleos de Venezuela S.A., 5.25%, 2017	2,698,000	2,165,145
Petroleos Mexicanos, 4.875%, 2022	733,000	762,320
Petroleos Mexicanos, 6.5%, 2041	133,000	141,645
Rosneft, 3.149%, 2017 (n)	208,000	209,560
Rosneft, 4.199%, 2022 (n)	948,000	888,750
Sberbank of Russia, 6.125%, 2022 (n)	1,139,000	1,234,391
Vnesheconombank, 6.025%, 2022 (n)	200,000	212,500
VTB Capital S.A., 6%, 2017 (n)	717,000	763,605

		$19,002,286
Emerging Market Sovereign - 1.1%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$874,133
Dominican Republic, 6.6%, 2024 (z)	122,000	126,146
Dominican Republic, 5.875%, 2024 (n)	111,000	109,167
Government of Ukraine, 6.25%, 2016	732,000	655,138
Government of Ukraine, 9.25%, 2017 (n)	200,000	191,247
Republic of Croatia, 5.5%, 2023 (n)	1,264,000	1,254,520
Republic of Guatemala, 5.75%, 2022 (n)	201,000	213,261
Republic of Venezuela, 7%, 2018	824,000	685,980
Republic of Venezuela, 12.75%, 2022	415,000	418,113

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Venezuela, 9.25%, 2027		$797,000	$657,525
Republic of Venezuela, 7%, 2038		2,047,000	1,369,443

			$6,554,673
Energy - Independent - 0.2%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,141,250

Energy - Integrated - 0.5%
Inkia Energy Ltd., 8.375%, 2021		$580,000	$614,799
Listrindo Capital B.V., 6.95%, 2019 (n)		455,000	475,475
LUKOIL International Finance B.V., 3.416%, 2018 (n)		327,000	329,453
LUKOIL International Finance B.V., 4.563%, 2023 (n)		503,000	480,994
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		916,000	1,007,600

			$2,908,321
Financial Institutions - 0.1%
TMK Capital S.A., 6.75%, 2020 (n)		$784,000	$766,360

Food & Beverages - 0.8%
Ajecorp B.V., 6.5%, 2022 (n)		$965,000	$974,650
BRF S.A., 3.95%, 2023 (n)		955,000	859,500
Corporacion Lindley S.A., 6.75%, 2021 (n)		56,000	60,900
Corporacion Lindley S.A., 4.625%, 2023 (n)		802,000	765,910
JBS Investments GmbH, 7.75%, 2020 (z)		808,000	833,250
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		1,354,000	1,352,308

			$4,846,518
Forest & Paper Products - 0.2%
Fibria Overseas Finance Ltd., 7.5%, 2020		$261,000	$287,100
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)		357,000	392,700
Fibria Overseas Finance Ltd., 6.75%, 2021		286,000	313,170
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	180,000	266,195

			$1,259,165
Furniture & Appliances - 0.2%
Arcelik A.S., 5%, 2023 (n)		$1,000,000	$906,250

Gaming & Lodging - 0.3%
Great Canadian Gaming Corp., 6.625%, 2022 (z)	CAD	1,375,000	$1,358,318
Playa Resorts Holdings B.V., 8%, 2020 (n)		$555,000	587,606

			$1,945,924
Industrial - 0.2%
Hyva Global B.V., 8.625%, 2016 (n)		$1,169,000	$1,163,155

International Market Quasi-Sovereign - 0.5%
Eksportfinans A.S.A., 5.5%, 2017		$1,170,000	$1,226,160
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		819,000	884,520
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		863,000	924,705

			$3,035,385
Machinery & Tools - 0.3%
Ferreycorp S.A.A., 4.875%, 2020 (n)		$1,491,000	$1,431,360

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - 0.3%
RBS Capital Trust II, 6.425% to 2034, FRN to 2049		$1,375,000	$1,292,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		165,000	172,838

			$1,465,338
Metals & Mining - 0.1%
Southern Copper Corp., 6.75%, 2040		$826,000	$814,318

Oil Services - 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)		$1,223,000	$1,274,978
Qgog Constellation S.A., 6.25%, 2019 (n)		1,263,000	1,221,953

			$2,496,931
Other Banks & Diversified Financials - 1.4%
Alfa Bank, 7.5%, 2019 (n)		$1,200,000	$1,278,000
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		781,000	816,145
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		42,000	45,633
Bancolombia S.A., 5.95%, 2021		914,000	965,184
BBVA Banco Continental S.A., 5%, 2022 (n)		900,000	920,250
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		975,000	1,055,438
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		157,000	170,345
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		407,000	520,451
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	187,750
Industrial Senior Trust, 5.5%, 2022 (n)		617,000	570,725
MMG S.A., 6.75%, 2023 (n)		700,000	666,750
Turkiye Garanti Bankasi A.S., 4%, 2017 (n)		1,000,000	993,750

			$8,190,421
Pharmaceuticals - 0.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	544,000	$826,327

Retailers - 0.1%
Cencosud S.A., 4.875%, 2023 (n)		$500,000	$480,294

Specialty Chemicals - 0.2%
SIBUR Securities Ltd., 3.914%, 2018 (n)		$1,000,000	$977,500

Specialty Stores - 0.2%
Office Depot De Mexico, S.A. de C.V., 6.875%, 2020 (n)		$921,000	$941,723

Telecommunications - Wireless - 1.3%
Altice Financing S.A., 7.875%, 2019 (n)		$1,512,000	$1,637,496
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	211,000
Digicel Group Ltd., 6%, 2021 (n)		1,436,000	1,392,920
Eileme 2 AB, 11.625%, 2020 (n)		796,000	929,330
Millicom International Cellular S.A., 4.75%, 2020 (n)		768,000	720,000
Millicom International Cellular S.A., 6.625%, 2021 (z)		814,000	836,385
MTS International Funding Ltd., 5%, 2023 (n)		1,538,000	1,476,480
VimpelCom Ltd., 5.95%, 2023 (n)		500,000	481,250

			$7,684,861
Transportation - 0.2%
Far Eastern Shipping Co., 8%, 2018 (n)		$687,000	$621,735
Far Eastern Shipping Co., 8.75%, 2020 (n)		474,000	427,785

			$1,049,520

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.5%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$1,210,000	$1,290,163
Navios South American Logistics, Inc., 9.25%, 2019	597,000	646,253
Topaz Marine S.A., 8.625%, 2018 (z)	378,000	382,158
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	132,000	141,240
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	161,000	172,270

		$2,632,084
Utilities - Electric Power - 0.9%
EDP Finance B.V., 6%, 2018 (n)	$1,070,000	$1,131,525
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	950,000	997,500
Enel S.p.A., 8.75%, 2073 (n)	955,000	1,034,552
InterGen N.V., 7%, 2023 (n)	500,000	516,250
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,060,000	755,250
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	1,006,000	1,106,600

		$5,541,677
Total Bonds		$102,941,163

Common Stocks - 0.1%
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	70,215	$349,671

Underlying Affiliated Funds - 80.4%
MFS High Yield Pooled Portfolio (v)	47,584,926	$472,994,168

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	18,604,400	$18,604,400
Total Investments		$594,889,402

Other Assets, Less Liabilities - (1.1)%		(6,717,850)
Net Assets - 100.0%		$588,171,552

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,264,854, representing 11.6% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Arbor Realty Mortgage Securities, CDO, FRN, 2.542%, 2038	12/20/05	$1,136,457	$727,332
Banc of America Commercial Mortgage, Inc., FRN, 6.25%, 2051	6/19/08	2,885,207	1,558,753
Cable Communications Systems N.V., 7.5%, 2020	10/25/13	531,608	536,429
Cementos Progreso Trust Co., 7.125%, 2023	10/29/13	1,168,007	1,177,393
Cogeco Cable, Inc., 4.875%, 2020	4/18/13	380,000	372,400
Dominican Republic, 6.6%, 2024	10/21/13	122,000	126,146
Falcon Franchise Loan LLC, FRN, 12.161%, 2025	1/29/03	10,465	20,517

5

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	$148,571	$152,533
Great Canadian Gaming Corp., 6.625%, 2022	7/18/12	1,360,376	1,358,318
JBS Investments GmbH, 7.75%, 2020	10/23/13	808,000	833,250
Millicom International Cellular S.A., 6.625%, 2021	5/17/13	814,000	836,385
Morgan Stanley Capital I, Inc., FRN, 1.403%, 2039	7/20/04	20,006	23,760
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	1,194,911	1,307,688
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	18
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	0
San Miguel Industrias PET S.A., 7.75%, 2020	10/30/13	820,594	821,543
Schaeffler Finance B.V., 4.25%, 2018	4/23/13	129,995	139,767
Schaeffler Finance B.V., 6.875%, 2018	7/18/13	383,059	410,025
Topaz Marine S.A., 8.625%, 2018	10/25/13	378,000	382,158
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	981,743	1,106,600
Total Restricted Securities			$11,891,015
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro

Derivative Contracts at 10/31/13

Forward Foreign Currency Exchange Contracts at 10/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	1/17/14	$1,322,393	$1,316,218	$6,175
SELL	EUR	Deutsche Bank AG	385,000	1/17/14	531,704	522,790	8,914

							$15,089

Liability Derivatives
SELL	EUR	Deutsche Bank AG	1,866,535	1/17/14-4/25/14	$2,515,179	$2,534,589	$(19,410)
SELL	EUR	JPMorgan Chase Bank N.A.	1,766,535	1/17/14	2,384,704	2,398,774	(14,070)

							$(33,480)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$349,671	$349,671
Non-U.S. Sovereign Debt	—	28,592,351	—	28,592,351
U.S. Corporate Bonds	—	3,694,331	—	3,694,331
Commercial Mortgage-Backed Securities	—	2,651,346	—	2,651,346
Asset-Backed Securities (including CDOs)	—	943,214	—	943,214
Foreign Bonds	—	67,059,921	—	67,059,921
Mutual Funds	491,598,568	—	—	491,598,568
Total Investments	$491,598,568	$102,941,163	$349,671	$594,889,402

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(18,391)	—	(18,391)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/13	$333,521
Change in unrealized appreciation (depreciation)	16,150
Balance as of 10/31/13	$349,671

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2013 is $16,150.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$598,367,123
Gross unrealized appreciation	11,068,218
Gross unrealized depreciation	(14,545,939)
Net unrealized appreciation (depreciation)	$(3,477,721)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	58,801,262	(11,216,336)	47,584,926
MFS Institutional Money Market Portfolio	23,476,201	149,961,566	(154,833,367)	18,604,400

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$13,850,116	$—	$19,980,008	$472,994,168
MFS Institutional Money Market Portfolio	—	—	11,425	18,604,400

	$13,850,116	$—	$19,991,433	$491,598,568

8

QUARTERLY REPORT

October 31, 2013

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 95.6%
Aerospace - 2.3%
Alliant Techsystems, Inc., 5.25%, 2021 (n)	$1,285,000	$1,293,031
Bombardier, Inc., 7.5%, 2018 (n)	2,765,000	3,131,363
Bombardier, Inc., 7.75%, 2020 (n)	2,995,000	3,414,300
Bombardier, Inc., 6.125%, 2023 (n)	2,325,000	2,354,063
CPI International, Inc., 8%, 2018	3,355,000	3,472,425
Huntington Ingalls Industries, Inc., 7.125%, 2021	4,810,000	5,212,838
Kratos Defense & Security Solutions, Inc., 10%, 2017	5,590,000	6,093,057

		$24,971,077
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 6.375%, 2020	$2,690,000	$2,918,650
Jones Group, Inc., 6.875%, 2019	1,875,000	1,954,688
PVH Corp., 7.375%, 2020	3,105,000	3,399,975
PVH Corp., 4.5%, 2022	1,820,000	1,733,550

		$10,006,863
Automotive - 3.3%
Accuride Corp., 9.5%, 2018	$5,005,000	$5,267,763
Allison Transmission, Inc., 7.125%, 2019 (n)	5,365,000	5,780,788
General Motors Financial Co., Inc., 4.75%, 2017 (n)	1,465,000	1,549,238
General Motors Financial Co., Inc., 6.75%, 2018	3,120,000	3,533,400
General Motors Financial Co., Inc., 4.25%, 2023 (n)	1,765,000	1,694,400
Goodyear Tire & Rubber Co., 6.5%, 2021	4,920,000	5,202,900
Goodyear Tire & Rubber Co., 7%, 2022	1,110,000	1,193,250
Jaguar Land Rover PLC, 7.75%, 2018 (n)	2,260,000	2,454,925
Jaguar Land Rover PLC, 8.125%, 2021 (n)	4,605,000	5,226,675
Jaguar Land Rover PLC, 5.625%, 2023 (n)	1,360,000	1,349,800
Lear Corp., 8.125%, 2020	1,637,000	1,825,255
Lear Corp., 4.75%, 2023 (n)	755,000	730,463
LKQ Corp., 4.75%, 2023 (n)	1,220,000	1,162,050

		$36,970,907
Broadcasting - 4.7%
AMC Networks, Inc., 7.75%, 2021	$4,350,000	$4,893,750
Clear Channel Communications, Inc., 9%, 2021	3,483,000	3,509,123
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	745,000	774,800
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	2,570,000	2,698,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	140,000	148,050
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,390,000	1,483,825
Hughes Network Systems LLC, 7.625%, 2021	1,745,000	1,910,775
IAC/InterActive Corp., 4.75%, 2022	2,470,000	2,340,325
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,130,000	2,215,200
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	3,520,000	3,590,400
Intelsat Jackson Holdings S.A., 6.625%, 2022	3,170,000	3,233,400
Intelsat S.A., 8.125%, 2023 (n)	4,420,000	4,674,150
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	1,196,098	553,195
Liberty Media Corp., 8.5%, 2029	2,790,000	2,978,325
Liberty Media Corp., 8.25%, 2030	1,215,000	1,293,975
Netflix, Inc., 5.375%, 2021 (n)	2,835,000	2,898,788
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	2,730,000	2,852,850
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	650,000	619,938
SIRIUS XM Radio, Inc., 5.875%, 2020 (n)	395,000	408,825

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	$1,430,000	$1,451,450
Univision Communications, Inc., 6.875%, 2019 (n)	2,200,000	2,370,500
Univision Communications, Inc., 7.875%, 2020 (n)	1,890,000	2,097,900
Univision Communications, Inc., 8.5%, 2021 (n)	2,170,000	2,403,275

		$51,401,319
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$6,525,000	$6,981,750

Building - 3.3%
Allegion U.S. Holding Co., Inc., 5.75%, 2021 (n)	$1,870,000	$1,940,125
Boise Cascade Co., 6.375%, 2020	1,695,000	1,771,275
Building Materials Holding Corp., 6.875%, 2018 (n)	630,000	670,950
Building Materials Holding Corp., 7%, 2020 (n)	1,925,000	2,069,375
Building Materials Holding Corp., 6.75%, 2021 (n)	2,530,000	2,751,375
CEMEX Espana S.A., 9.25%, 2020	1,405,000	1,531,450
CEMEX Espana S.A., 9.25%, 2020 (n)	1,345,000	1,466,050
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	202,000	197,708
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)	440,000	446,600
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)	1,806,000	1,839,863
Gibraltar Industries, Inc., 6.25%, 2021	1,335,000	1,381,725
HD Supply, Inc., 8.125%, 2019	1,630,000	1,821,851
HD Supply, Inc., 7.5%, 2020 (n)	965,000	1,018,075
HD Supply, Inc., 11.5%, 2020	3,000,000	3,618,750
Nortek, Inc., 8.5%, 2021	4,470,000	4,900,238
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	1,952,000	2,205,760
USG Corp., 6.3%, 2016	3,782,000	4,046,740
USG Corp., 7.875%, 2020 (n)	1,335,000	1,468,500
USG Corp., 5.875%, 2021 (n)	780,000	795,600

		$35,942,010
Business Services - 2.3%
Equinix, Inc., 4.875%, 2020	$3,070,000	$3,081,513
Equinix, Inc., 5.375%, 2023	1,200,000	1,191,000
Fidelity National Information Services, Inc., 5%, 2022	3,305,000	3,399,953
First Data Corp., 10.625%, 2021 (n)	3,815,000	4,096,356
iGATE Corp., 9%, 2016	3,670,000	3,945,250
Iron Mountain, Inc., 8.375%, 2021	2,083,000	2,249,640
Iron Mountain, Inc., 6%, 2023	2,865,000	2,915,138
Lender Processing Services, Inc., 5.75%, 2023	1,195,000	1,245,788
NeuStar, Inc., 4.5%, 2023	3,205,000	2,916,550

		$25,041,188
Cable TV - 3.3%
CCO Holdings LLC, 8.125%, 2020	$3,970,000	$4,347,150
CCO Holdings LLC, 7.375%, 2020	705,000	770,213
CCO Holdings LLC, 6.5%, 2021	3,150,000	3,276,000
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024	1,315,000	1,245,963
Cequel Communications Holdings, 6.375%, 2020 (n)	2,350,000	2,438,125
Cequel Communications Holdings I LLC, 5.125%, 2021 (n)	880,000	853,600
DISH DBS Corp., 6.75%, 2021	2,540,000	2,749,550
DISH DBS Corp., 5%, 2023	1,365,000	1,305,281
Lynx I Corp., 5.375%, 2021 (n)	1,390,000	1,396,950
Lynx II Corp., 6.375%, 2023 (n)	800,000	820,000
Nara Cable Funding Ltd., 8.875%, 2018 (z)	840,000	896,700

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,510,000	$2,179,488
Time Warner Cable, Inc., 4.5%, 2042		$2,800,000	2,098,692
Unitymedia Hessen, 5.5%, 2023 (n)		1,860,000	1,836,750
UPC Holding B.V., 9.875%, 2018 (n)		3,555,000	3,848,288
UPCB Finance III Ltd., 6.625%, 2020 (n)		3,628,000	3,872,890
Virgin Media Finance PLC, 8.375%, 2019		241,000	262,991
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	1,895,000	2,740,177

			$36,938,808
Chemicals - 2.7%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,535,000	$1,655,881
Celanese U.S. Holdings LLC, 5.875%, 2021		1,269,000	1,357,830
Celanese U.S. Holdings LLC, 4.625%, 2022		1,485,000	1,459,013
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		1,760,000	1,870,000
Hexion U.S. Finance Corp., 6.625%, 2020		1,000,000	1,015,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		2,540,000	2,616,200
Huntsman International LLC, 8.625%, 2021		4,815,000	5,404,838
INEOS Finance PLC, 8.375%, 2019 (n)		4,190,000	4,671,850
INEOS Group Holdings S.A., 6.125%, 2018 (n)		3,090,000	3,120,900
NOVA Chemicals Corp., 5.25%, 2023 (n)		2,175,000	2,218,500
Polypore International, Inc., 7.5%, 2017		1,450,000	1,533,375
Tronox Finance LLC, 6.375%, 2020		3,265,000	3,330,300

			$30,253,687
Computer Software - 0.9%
Infor U.S., Inc., 11.5%, 2018		$1,940,000	$2,250,400
Syniverse Holdings, Inc., 9.125%, 2019		4,140,000	4,481,550
VeriSign, Inc., 4.625%, 2023		2,995,000	2,916,381

			$9,648,331
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018		$2,070,000	$2,213,451
Audatex North America, Inc., 6%, 2021 (n)		2,445,000	2,524,463
Audatex North America, Inc., 6.125%, 2023 (z)		715,000	725,725
CDW LLC/CDW Finance Corp., 12.535%, 2017		275,000	286,000
CDW LLC/CDW Finance Corp., 8.5%, 2019		2,920,000	3,233,900

			$8,983,539
Conglomerates - 2.1%
Amsted Industries, Inc., 8.125%, 2018 (n)		$4,580,000	$4,849,075
BC Mountain LLC, 7%, 2021 (n)		2,265,000	2,293,313
Dynacast International LLC, 9.25%, 2019		1,875,000	2,062,500
Griffon Corp., 7.125%, 2018		3,200,000	3,420,000
Renaissance Acquisition, 6.875%, 2021 (n)		4,745,000	4,828,038
Rexel S.A., 6.125%, 2019 (n)		2,180,000	2,289,000
Rexel S.A., 5.25%, 2020 (n)		595,000	606,900
Silver II Borrower, 7.75%, 2020 (n)		2,925,000	3,063,938

			$23,412,764
Construction - 0.1%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021		$665,000	$648,375

Consumer Products - 0.9%
Elizabeth Arden, Inc., 7.375%, 2021		$2,872,000	$3,123,300
Jarden Corp., 7.5%, 2020		2,515,000	2,728,775
Prestige Brands, Inc., 8.125%, 2020		1,240,000	1,376,400

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	$2,760,000	$2,932,500

		$10,160,975
Consumer Services - 1.1%
ADT Corp., 6.25%, 2021 (n)	$2,065,000	$2,191,481
ADT Corp., 4.125%, 2023	1,360,000	1,226,411
Monitronics International, Inc., 9.125%, 2020 (z)	1,870,000	1,982,200
QVC, Inc., 7.375%, 2020 (n)	1,925,000	2,098,065
Service Corp. International, 7%, 2017	3,515,000	3,941,194
Service Corp. International, 7%, 2019	1,085,000	1,166,375

		$12,605,726
Containers - 3.3%
Ardagh Packaging Finance PLC, 7%, 2020 (n)	$950,000	$945,250
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,335,000	2,507,206
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	431,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,480,000	4,804,800
Ardagh Packaging Finance PLC, 4.875%, 2022 (n)	790,000	776,175
Ball Corp., 5%, 2022	1,008,000	1,015,560
Ball Corp., 4%, 2023	1,335,000	1,229,869
Berry Plastics Group, Inc., 9.5%, 2018	1,030,000	1,117,550
Berry Plastics Group, Inc., 9.75%, 2021	2,285,000	2,684,875
Crown Americas LLC, 4.5%, 2023 (n)	4,925,000	4,617,188
Exopack Holdings S.A., 7.875%, 2019 (z)	1,415,000	1,415,000
Greif, Inc., 6.75%, 2017	1,100,000	1,218,250
Greif, Inc., 7.75%, 2019	980,000	1,109,850
Reynolds Group, 7.125%, 2019	3,095,000	3,303,913
Reynolds Group, 9.875%, 2019	1,355,000	1,498,969
Reynolds Group, 5.75%, 2020	2,050,000	2,116,625
Reynolds Group, 8.25%, 2021	5,660,000	5,886,400

		$36,678,480
Defense Electronics - 0.2%
Ducommun, Inc., 9.75%, 2018	$2,452,000	$2,740,110

Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,180,000	$1,168,200
Avaya, Inc., 7%, 2019 (n)	665,000	635,075

		$1,803,275
Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$2,449,000	$2,647,981
Nokia Corp., 5.375%, 2019	995,000	1,026,094
Nokia Corp., 6.625%, 2039	1,015,000	999,775
NXP B.V., 5.75%, 2021 (n)	640,000	667,200
NXP B.V., 5.75%, 2023 (n)	2,610,000	2,688,300
Sensata Technologies B.V., 6.5%, 2019 (n)	3,320,000	3,585,600

		$11,614,950
Energy - Independent - 8.7%
Antero Resources Finance Corp., 6%, 2020	$1,565,000	$1,651,075
Antero Resources Finance Corp., 5.375%, 2021 (n)	1,515,000	1,539,619
BreitBurn Energy Partners LP, 8.625%, 2020	1,075,000	1,142,188
BreitBurn Energy Partners LP, 7.875%, 2022	3,395,000	3,428,950
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,055,000	1,155,225

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Carrizo Oil & Gas, Inc., 7.5%, 2020	$1,430,000	$1,558,700
Chaparral Energy, Inc., 7.625%, 2022	2,540,000	2,743,200
Concho Resources, Inc., 6.5%, 2022	3,440,000	3,758,200
Concho Resources, Inc., 5.5%, 2023	3,565,000	3,698,688
Continental Resources, Inc., 8.25%, 2019	2,860,000	3,146,000
Continental Resources, Inc., 7.375%, 2020	490,000	545,738
Continental Resources, Inc., 4.5%, 2023	3,178,000	3,205,808
Denbury Resources, Inc., 8.25%, 2020	4,185,000	4,603,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	3,990,000	4,448,850
Energy XXI Gulf Coast, Inc., 7.5%, 2021 (n)	2,390,000	2,497,550
EP Energy LLC, 9.375%, 2020	5,295,000	6,115,725
EP Energy LLC, 7.75%, 2022	3,205,000	3,605,625
EPL Oil & Gas, Inc., 8.25%, 2018	2,755,000	2,954,738
Halcon Resources Corp., 8.875%, 2021	3,560,000	3,706,850
Harvest Operations Corp., 6.875%, 2017	4,165,000	4,472,169
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,670,000	1,811,950
Laredo Petroleum, Inc., 9.5%, 2019	2,210,000	2,469,675
LINN Energy LLC, 8.625%, 2020	740,000	788,100
LINN Energy LLC, 7.75%, 2021	3,044,000	3,142,930
MEG Energy Corp., 6.5%, 2021 (n)	1,405,000	1,466,469
MEG Energy Corp., 7%, 2024 (n)	1,415,000	1,446,838
Oasis Petroleum, Inc., 6.875%, 2022 (n)	1,665,000	1,798,200
QEP Resources, Inc., 6.875%, 2021	3,395,000	3,632,650
Range Resources Corp., 8%, 2019	1,250,000	1,340,625
Range Resources Corp., 5%, 2022	2,620,000	2,616,725
Samson Investment Co., 10.25%, 2020 (n)	2,440,000	2,635,200
SandRidge Energy, Inc., 8.125%, 2022	4,765,000	5,074,725
SM Energy Co., 6.5%, 2021	2,760,000	2,994,600
Whiting Petroleum Corp., 6.5%, 2018	2,270,000	2,417,550
Whiting Petroleum Corp., 5%, 2019	1,910,000	1,986,400

		$95,601,035
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,500,000	$2,428,125

Entertainment - 1.4%
Activision Blizzard, Inc., 6.125%, 2023 (n)	$1,990,000	$2,079,550
AMC Entertainment, Inc., 8.75%, 2019	1,605,000	1,727,381
Cedar Fair LP, 9.125%, 2018	1,585,000	1,735,575
Cedar Fair LP, 5.25%, 2021 (n)	2,775,000	2,733,375
Cinemark USA, Inc., 5.125%, 2022	2,445,000	2,389,988
Cinemark USA, Inc., 4.875%, 2023	1,620,000	1,543,050
Six Flags Entertainment Corp., 5.25%, 2021 (n)	3,490,000	3,428,925

		$15,637,844
Financial Institutions - 5.5%
Aviation Capital Group, 4.625%, 2018 (n)	$3,015,000	$3,074,534
Aviation Capital Group, 6.75%, 2021 (n)	1,935,000	2,084,963
CIT Group, Inc., 5.25%, 2018	2,875,000	3,108,594
CIT Group, Inc., 6.625%, 2018 (n)	5,026,000	5,698,228
CIT Group, Inc., 5.5%, 2019 (n)	3,342,000	3,617,715
CIT Group, Inc., 5%, 2022	3,145,000	3,184,313
Credit Acceptance Corp., 9.125%, 2017	2,010,000	2,120,550
Icahn Enterprises LP, 8%, 2018	5,003,000	5,246,896
Icahn Enterprises LP, 6%, 2020 (n)	1,530,000	1,568,250

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 8.625%, 2015		$1,130,000	$1,257,125
International Lease Finance Corp., 7.125%, 2018 (n)		3,373,000	3,883,166
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,955,000	2,022,203
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		1,740,000	1,800,900
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019		1,320,000	1,488,300
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		3,330,000	3,558,938
PHH Corp., 7.375%, 2019		2,060,000	2,178,450
PHH Corp., 6.375%, 2021		1,910,000	1,890,900
SLM Corp., 8.45%, 2018		2,310,000	2,696,925
SLM Corp., 8%, 2020		6,955,000	7,946,088
SLM Corp., 7.25%, 2022		2,410,000	2,578,700

			$61,005,738
Food & Beverages - 1.0%
B&G Foods, Inc., 4.625%, 2021		$1,295,000	$1,264,244
Constellation Brands, Inc., 3.75%, 2021		430,000	412,263
Constellation Brands, Inc., 4.25%, 2023		3,255,000	3,120,731
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		2,185,000	2,113,988
Sun Merger Sub, Inc., 5.875%, 2021 (n)		2,880,000	3,009,600
TreeHouse Foods, Inc., 7.75%, 2018		1,220,000	1,290,150

			$11,210,976
Forest & Paper Products - 0.9%
Boise, Inc., 8%, 2020		$2,340,000	$2,651,220
Graphic Packaging Holding Co., 7.875%, 2018		1,875,000	2,039,063
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,500,000	1,537,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,140,000	1,685,902
Tembec Industries, Inc., 11.25%, 2018		$1,555,000	1,698,838

			$9,612,523
Gaming & Lodging - 2.7%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$1,330,000	$1,228,588
Chester Downs & Marina LLC, 9.25%, 2020 (n)		1,450,000	1,471,750
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,110,000	1,189,920
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		4,490,000	2,806
Hilton Worldwide Finance Co., 5.625%, 2021 (n)		2,150,000	2,209,125
Isle of Capri Casinos, Inc., 8.875%, 2020		1,720,000	1,831,800
Isle of Capri Casinos, Inc., 5.875%, 2021		610,000	598,563
MGM Resorts International, 11.375%, 2018		1,770,000	2,270,025
MGM Resorts International, 6.625%, 2021		2,985,000	3,190,219
Pinnacle Entertainment, Inc., 8.75%, 2020		2,130,000	2,353,650
Playa Resorts Holdings B.V., 8%, 2020 (n)		1,056,000	1,118,040
PNK Finance Corp., 6.375%, 2021 (n)		1,860,000	1,953,000
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		1,105,000	1,069,088
Seven Seas Cruises S. DE R.L., 9.125%, 2019		3,845,000	4,224,694
Wynn Las Vegas LLC, 7.75%, 2020		4,085,000	4,605,838

			$29,317,106
Industrial - 1.3%
Dematic S.A., 7.75%, 2020 (n)		$4,995,000	$5,282,213
Howard Hughes Corp., 6.875%, 2021 (n)		2,680,000	2,773,800
Hyva Global B.V., 8.625%, 2016 (n)		1,760,000	1,751,200
Mueller Water Products, Inc., 8.75%, 2020		1,461,000	1,636,320
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		2,675,000	2,868,938

			$14,312,471

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$700,000	$904,750

Insurance - Property & Casualty - 0.4%
XL Group PLC, 6.5% to 2017, FRN to 2049	$4,645,000	$4,556,745

International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016	$170,000	$177,990
Eksportfinans A.S.A., 5.5%, 2017	2,170,000	2,274,160
Electricite de France, FRN, 5.25%, 2049 (n)	243,000	238,869

		$2,691,019
Machinery & Tools - 2.2%
Case New Holland, Inc., 7.875%, 2017	$5,450,000	$6,451,438
CNH America LLC, 7.25%, 2016	1,190,000	1,311,975
CNH Capital LLC, 3.625%, 2018	2,105,000	2,133,944
H&E Equipment Services Co., 7%, 2022	2,725,000	2,970,250
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	3,805,000	4,280,625
RSC Equipment Rental, Inc., 8.25%, 2021	2,505,000	2,836,913
United Rentals North America, Inc., 5.75%, 2018	1,195,000	1,281,638
United Rentals North America, Inc., 7.625%, 2022	2,198,000	2,461,760

		$23,728,543
Major Banks - 1.4%
Bank of America Corp., FRN, 5.2%, 2049	$3,905,000	$3,543,788
Barclays Bank PLC, 7.625%, 2022	2,965,000	3,058,398
Credit Suisse Group AG, 6.5%, 2023 (n)	1,960,000	2,092,104
JPMorgan Chase & Co., 6%, 2049	3,240,000	3,134,700
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	905,000	947,988
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	2,800,000	2,912,000

		$15,688,978
Medical & Health Technology & Services - 5.1%
AmSurg Corp., 5.625%, 2020	$1,830,000	$1,839,150
Davita, Inc., 6.375%, 2018	4,650,000	4,876,688
Davita, Inc., 6.625%, 2020	4,110,000	4,382,288
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,180,000	1,315,700
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	3,455,000	3,696,850
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,375,000	1,457,500
HCA, Inc., 8.5%, 2019	3,245,000	3,484,319
HCA, Inc., 7.25%, 2020	2,795,000	3,064,019
HCA, Inc., 7.5%, 2022	5,140,000	5,776,075
HCA, Inc., 5.875%, 2022	2,960,000	3,115,400
HealthSouth Corp., 8.125%, 2020	4,780,000	5,263,975
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	3,025,000	3,206,500
Kinetic Concepts, Inc., 12.5%, 2019	1,395,000	1,503,113
Tenet Healthcare Corp., 8%, 2020	3,865,000	4,208,019
Tenet Healthcare Corp., 4.5%, 2021	2,955,000	2,866,350
Tenet Healthcare Corp., 8.125%, 2022 (n)	1,175,000	1,286,625
Universal Health Services, Inc., 7%, 2018	1,715,000	1,830,763
Universal Health Services, Inc., 7.625%, 2020	3,495,000	3,669,750

		$56,843,084
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 2020	$3,065,000	$3,256,563
Physio-Control International, Inc., 9.875%, 2019 (n)	1,430,000	1,594,450

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 6.875%, 2019	$2,550,000	$2,664,750

		$7,515,763
Metals & Mining - 3.2%
ArcelorMittal S.A., 6.75%, 2022	$965,000	$1,049,438
ArcelorMittal S.A., 7.25%, 2041	1,735,000	1,669,938
Arch Coal, Inc., 7.25%, 2020	2,190,000	1,667,138
Century Aluminum Co., 7.5%, 2021 (n)	2,775,000	2,608,500
Commercial Metals Co., 4.875%, 2023	1,838,000	1,746,100
Consol Energy, Inc., 8%, 2017	2,510,000	2,660,600
Consol Energy, Inc., 8.25%, 2020	2,250,000	2,460,938
First Quantum Minerals Ltd., 7.25%, 2019 (n)	4,462,000	4,183,125
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,780,000	3,085,800
Peabody Energy Corp., 6%, 2018	2,110,000	2,226,050
Peabody Energy Corp., 6.25%, 2021	1,110,000	1,146,075
Plains Exploration & Production Co., 6.125%, 2019	3,195,000	3,492,557
Plains Exploration & Production Co., 6.5%, 2020	800,000	881,382
TMS International Corp., 7.625%, 2021 (z)	2,400,000	2,508,000
Walter Energy, Inc., 9.5%, 2019 (n)	1,020,000	1,076,100
Walter Energy, Inc., 8.5%, 2021 (n)	3,150,000	2,669,625

		$35,131,366
Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 2020	$4,040,000	$4,403,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,085,000	1,098,563
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 2022 (z)	710,000	724,200

		$6,226,363
Natural Gas - Pipeline - 3.8%
Access Midstream Partners Co., 5.875%, 2021	$1,020,000	$1,093,950
Access Midstream Partners Co., 4.875%, 2023	4,390,000	4,368,050
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	860,000	808,400
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,610,000	1,581,825
Crestwood Midstream Partners LP, 6.125%, 2022 (z)	710,000	725,975
Crosstex Energy, Inc., 8.875%, 2018	4,180,000	4,451,700
Crosstex Energy, Inc., 7.125%, 2022	360,000	413,100
El Paso Corp., 7%, 2017	2,405,000	2,715,014
El Paso Corp., 7.75%, 2032	5,055,000	5,246,888
Energy Transfer Equity LP, 7.5%, 2020	3,405,000	3,932,775
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	760,000	839,800
Inergy Midstream LP, 6%, 2020 (n)	3,240,000	3,312,900
MarkWest Energy Partners LP, 5.5%, 2023	1,885,000	1,950,975
MarkWest Energy Partners LP, 4.5%, 2023	2,429,000	2,356,130
Sabine Pass Liquefaction, 5.625%, 2021 (n)	1,825,000	1,843,250
Sabine Pass Liquefaction, 5.625%, 2023 (n)	4,025,000	3,944,500
Summit Midstream Holdings LLC, 7.5%, 2021 (n)	2,135,000	2,247,088

		$41,832,320
Network & Telecom - 1.2%
Centurylink, Inc., 6.45%, 2021	$1,000,000	$1,040,000
Centurylink, Inc., 7.65%, 2042	2,830,000	2,624,825
Citizens Communications Co., 9%, 2031	1,970,000	2,038,950
Frontier Communications Corp., 8.125%, 2018	870,000	1,002,675
Qwest Corp., 7.5%, 2014	3,000	3,170
TW Telecom Holdings, Inc., 5.375%, 2022	1,900,000	1,895,250
TW Telecom Holdings, Inc., 5.375%, 2022 (n)	950,000	947,625

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Windstream Corp., 8.125%, 2018		$525,000	$568,313
Windstream Corp., 7.75%, 2020		2,345,000	2,515,013
Windstream Corp., 7.75%, 2021		690,000	736,575

			$13,372,396
Oil Services - 1.6%
Bristow Group, Inc., 6.25%, 2022		$3,130,000	$3,286,500
Dresser-Rand Group, Inc., 6.5%, 2021		1,000,000	1,062,500
Edgen Murray Corp., 8.75%, 2020 (n)		3,215,000	3,713,325
Pacific Drilling S.A., 5.375%, 2020 (n)		2,915,000	2,936,863
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		3,460,000	3,546,500
Unit Corp., 6.625%, 2021		2,745,000	2,868,525

			$17,414,213
Other Banks & Diversified Financials - 1.3%
Ally Financial, Inc., 5.5%, 2017		$2,575,000	$2,781,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,973,000	3,801,724
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		5,465,000	5,861,213
UBS AG, 7.625%, 2022		2,020,000	2,303,012

			$14,746,949
Pharmaceuticals - 1.3%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	2,270,000	$3,448,091
Capsugel S.A., 7%, 2019 (p)(z)		$955,000	955,000
Endo Health Solutions, Inc., 7.25%, 2022		2,225,000	2,369,625
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		2,805,000	3,022,388
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,700,000	2,936,250
Vantage Point Imaging, 7.5%, 2021 (n)		1,560,000	1,731,600

			$14,462,954
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$1,430,000	$1,455,025

Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 2020 (n)		$3,065,000	$3,049,675
IAMGOLD Corp., 6.75%, 2020 (n)		3,467,000	3,094,298

			$6,143,973
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 2018 (z)		$338,724	$357,354
Gannett Co., Inc., 6.375%, 2023 (z)		2,140,000	2,257,700
Gannett Co., Inc., 5.125%, 2020 (n)		1,415,000	1,446,838
Lamar Media Corp., 5%, 2023		3,255,000	3,100,388
Nielsen Finance LLC, 7.75%, 2018		2,040,000	2,223,600

			$9,385,880
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$184,000	$207,920
Watco Cos. LLC, 6.375%, 2023 (n)		2,055,000	2,034,450

			$2,242,370
Real Estate - 1.8%
Aviv Healthcare Properties LP, 6%, 2021 (z)		$1,435,000	$1,470,875
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		1,525,000	1,586,000
DuPont Fabros Technology, Inc., REIT, 5.875%, 2021 (n)		2,935,000	3,008,375

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
ERP Properties, REIT, 7.75%, 2020	$1,805,000	$2,090,569
ERP Properties, REIT, 5.75%, 2022	805,000	835,537
Felcor Lodging LP, REIT, 5.625%, 2023	1,675,000	1,649,875
GLP Capital LP/GLP Financing II, Inc., 4.375%, 2018 (n)	2,670,000	2,723,400
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,275,000	2,445,625
MPT Operating Partnership LP, REIT, 6.375%, 2022	3,400,000	3,510,500

		$19,320,756
Retailers - 2.1%
Academy Ltd., 9.25%, 2019 (n)	$1,375,000	$1,524,531
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,770,000	3,102,400
CST Brands, Inc., 5%, 2023 (n)	1,770,000	1,712,475
J. Crew Group, Inc., 8.125%, 2019	2,380,000	2,513,875
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	2,580,000	2,676,750
Limited Brands, Inc., 6.9%, 2017	1,230,000	1,405,275
Limited Brands, Inc., 7%, 2020	1,295,000	1,466,588
Limited Brands, Inc., 6.95%, 2033	720,000	716,400
Rite Aid Corp., 9.25%, 2020	5,010,000	5,786,550
Sally Beauty Holdings, Inc., 6.875%, 2019	1,495,000	1,651,975
William Carter Co., 5.25%, 2021 (n)	705,000	715,575

		$23,272,394
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 2021	$2,295,000	$2,323,688
Koppers, Inc., 7.875%, 2019	1,230,000	1,334,550

		$3,658,238
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$360,000	$369,004
Michaels Stores, Inc., 7.75%, 2018	1,820,000	1,963,325

		$2,332,329
Telecommunications - Wireless - 3.9%
Crown Castle International Corp., 7.125%, 2019	$2,840,000	$3,067,200
Crown Castle International Corp., 5.25%, 2023	1,890,000	1,871,100
Digicel Group Ltd., 8.25%, 2017 (n)	2,420,000	2,520,430
Digicel Group Ltd., 10.5%, 2018 (n)	2,290,000	2,473,200
Eileme 2 AB, 11.625%, 2020 (n)	1,220,000	1,424,350
MetroPCS Wireless, Inc., 7.875%, 2018	2,940,000	3,175,200
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	2,090,000	2,186,663
Sprint Capital Corp., 6.875%, 2028	2,890,000	2,745,500
Sprint Corp., 7.875%, 2023 (n)	3,340,000	3,623,900
Sprint Nextel Corp., 8.375%, 2017	2,549,000	2,950,468
Sprint Nextel Corp., 9%, 2018 (n)	1,400,000	1,697,500
Sprint Nextel Corp., 6%, 2022	3,210,000	3,161,850
T-Mobile USA, Inc., 5.25%, 2018 (n)	1,270,000	1,319,213
T-Mobile USA, Inc., 6.633%, 2021	710,000	750,825
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,990,000	2,114,375
Wind Acquisition Finance S.A., 12.25%, 2017 (n)(p)	3,030,000	2,969,610
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	4,520,000	4,757,300

		$42,808,684
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$965,000	$1,056,675
Level 3 Financing, Inc., 9.375%, 2019	1,990,000	2,223,825

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - continued
Level 3 Financing, Inc., 8.625%, 2020	$1,320,000	$1,494,900

		$4,775,400
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$1,465,000	$1,366,347

Transportation - Services - 3.2%
Aguila 3 S.A., 7.875%, 2018 (n)	$755,000	$805,019
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,275,000	2,425,719
Avis Budget Car Rental LLC, 8.25%, 2019	1,655,000	1,803,950
Avis Budget Car Rental LLC, 9.75%, 2020	945,000	1,105,650
CEVA Group PLC, 8.375%, 2017 (n)	5,350,000	5,537,250
Jack Cooper Finance Co., 9.25%, 2020 (z)	2,395,000	2,562,650
Navios Maritime Acquisition Corp., 8.625%, 2017	4,715,000	4,943,678
Navios Maritime Acquisition Corp., 8.125%, 2021 (z)	2,540,000	2,565,400
Navios Maritime Holdings, Inc., 8.875%, 2017	1,069,000	1,118,441
Navios South American Logistics, Inc., 9.25%, 2019	2,256,000	2,442,120
Swift Services Holdings, Inc., 10%, 2018	5,265,000	5,896,800
Syncreon Group BV/Syncre, 8.625%, 2021 (z)	2,140,000	2,166,750
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	1,262,000	1,350,340
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	309,000	330,630

		$35,054,397
Utilities - Electric Power - 2.9%
AES Corp., 8%, 2017	$287,000	$337,943
AES Corp., 7.375%, 2021	2,030,000	2,298,975
Calpine Corp., 7.875%, 2020 (n)	2,840,000	3,102,700
Calpine Corp., 6%, 2022 (z)	475,000	492,813
Covanta Holding Corp., 7.25%, 2020	4,290,000	4,640,772
EDP Finance B.V., 6%, 2018 (n)	2,550,000	2,696,625
Energy Future Holdings Corp., 10%, 2020	5,382,000	5,651,100
Energy Future Holdings Corp., 10%, 2020 (n)	2,580,000	2,696,100
InterGen N.V., 7%, 2023 (n)	2,375,000	2,452,188
NRG Energy, Inc., 8.25%, 2020	5,025,000	5,602,875
NRG Energy, Inc., 6.625%, 2023	1,435,000	1,483,431
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,080,000	769,500

		$32,225,022
Total Bonds		$1,055,086,210

Floating Rate Loans (g)(r) - 1.8%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$1,457,914	$1,457,914

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$975,471	$973,169

Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$869,509	$876,754

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$1,433,345	$1,439,616

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$1,073,015	$1,074,356

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$1,469,080	$1,472,386
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	701,157	705,775

		$2,178,161
Gaming & Lodging - 0.1%
Hilton Worldwide, Term Loan B, 4%, 2020	$1,526,688	$1,535,084

Retailers - 0.3%
Rite Aid Corp., Term Loan, 4.87%, 2021	$937,940	$944,681
Toys ‘‘R’’ Us, Inc., Term Loan B, 6%, 2019	1,940,340	1,893,772

		$2,838,453
Transportation - Services - 0.5%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$5,292,975	$5,213,581

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 2020	$2,639,547	$2,603,253
Total Floating Rate Loans		$20,190,341

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$220,010

Energy - Independent - 0.0%
SandRidge Energy, Inc.	490	$3,107
Total Common Stocks		$223,117

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$1,805,000	$1,780,181

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	1,639	$1,573,696
GMAC Capital Trust I, 8.125%	83,650	2,246,839
Total Preferred Stocks		$3,820,535

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	17,087,129	$17,087,129
Total Investments		$1,098,187,513

Other Assets, Less Liabilities - 0.5%		6,071,802
Net Assets - 100.0%		$1,104,259,315

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $378,170,064, representing 34.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

12

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	$1,552,313	$1,573,696
American Media, Inc., 13.5%, 2018	12/22/10-12/28/10	342,654	357,354
Audatex North America, Inc., 6.125%, 2023	10/17/13	715,000	725,725
Aviv Healthcare Properties LP, 6%, 2021	10/10/13-10/15/13	1,446,953	1,470,875
Calpine Corp., 6%, 2022	10/17/13	471,168	492,813
Capsugel S.A., 7%, 2019	10/31/13	955,000	955,000
Crestwood Midstream Partners LP, 6.125%, 2022	10/22/13	710,000	725,975
Exopack Holdings S.A., 7.875%, 2019	10/24/13-10/29/13	1,419,250	1,415,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 2022	10/21/13	710,000	724,200
Gannett Co., Inc., 6.375%, 2023	9/26/13-10/08/13	2,138,384	2,257,700
Jack Cooper Finance Co., 9.25%, 2020	10/24/13	2,520,738	2,562,650
LBI Media, Inc., 13.5% to 2015, 11.5% to, 2020	12/26/12-5/17/13	551,348	553,195
Monitronics International, Inc., 9.125%, 2020	10/21/13-10/23/13	1,997,656	1,982,200
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	898,272	896,700
Navios Maritime Acquisition Corp., 8.125%, 2021	10/29/13	2,540,000	2,565,400
Syncreon Group BV/Syncre, 8.625%, 2021	10/11/13-10/16/13	2,143,384	2,166,750
TMS International Corp., 7.625%, 2021	10/04/13-10/22/13	2,458,120	2,508,000
Total Restricted Securities			$23,933,233
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/13

Forward Foreign Currency Exchange Contracts at 10/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	456,919	1/17/14	$617,631	$620,449	$2,818

Liability Derivatives
BUY	EUR	Citibank N.A.	546,889	1/17/14	$753,838	$742,620	$(11,218)
SELL	EUR	Deutsche Bank AG	3,930,666	1/17/14	5,306,135	5,337,442	(31,307)
SELL	EUR	JPMorgan Chase Bank N.A.	3,930,666	1/17/14	5,306,135	5,337,442	(31,307)

							$(73,832)

13

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/13

Expiration	Currency	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	15,000,000	Deutsche Bank (a)	5.00% (fixed rate)	(1)	$1,370,278

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $938,177.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At October 31, 2013, the fund had cash collateral of $300,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,469,956	$1,573,696	$—	$4,043,652
Non-U.S. Sovereign Debt	—	2,691,019	—	2,691,019
Municipal Bonds	—	1,366,347	—	1,366,347
U.S. Corporate Bonds	—	861,593,481	—	861,593,481
Foreign Bonds	—	191,215,544	—	191,215,544
Floating Rate Loans	—	20,190,341	—	20,190,341
Mutual Funds	17,087,129	—	—	17,087,129
Total Investments	$19,557,085	$1,078,630,428	$—	$1,098,187,513

Other Financial Instruments
Swap Agreements	$—	$1,370,278	$—	$1,370,278
Forward Foreign Currency Exchange Contracts	—	(71,014)	—	(71,014)

For further information regarding security characteristics, see the Portfolio of Investments.

15

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,070,396,787
Gross unrealized appreciation	37,805,289
Gross unrealized depreciation	(10,014,563)
Net unrealized appreciation (depreciation)	$27,790,726

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	266,202,975	(249,115,846)	17,087,129

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,590	$17,087,129

16

QUARTERLY REPORT

October 31, 2013

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.3%
Airport Revenue - 1.0%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$1,565,000	$1,233,956
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	5,645,000	5,927,306
Guam International Airport Authority Rev., “C”, 5%, 2016	255,000	270,616
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,469,341
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,635,668
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	2,976,212
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	6,777,675

		$21,290,774
General Obligations - General Purpose - 2.1%
Bellwood, IL, 5.875%, 2027	$2,300,000	$2,089,711
Bellwood, IL, 6.15%, 2032	4,800,000	4,281,312
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	4,198,468
Guam Government, “A”, 7%, 2039	1,115,000	1,182,803
Luzerne County, PA, AGM, 6.75%, 2023	1,220,000	1,374,281
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,430,000	1,406,634
State of California (Veterans), 5.05%, 2036	600,000	601,776
State of Illinois, 5%, 2025	940,000	975,654
State of Illinois, 5.5%, 2038	1,110,000	1,105,460
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,710,680

		$43,926,779
General Obligations - Schools - 1.3%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$866,807
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	825,849
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,551,714
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	2,036,209
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,701,000
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	1,117,131
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,928,929
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,565,578
Los Angeles, CA, Unified School District, “D”, 5%, 2034	525,000	547,528
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	274,473
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	2,310,363
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,942,693
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	1,061,600
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,791,447
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,837,910
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,546,748
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,398,755
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,623,742
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	678,662

		$26,607,138
Healthcare Revenue - Hospitals - 18.3%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,861,886
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,771,158
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,500,000
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	2,000,000	1,789,440
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 2042	9,910,000	8,616,745
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,434,290
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	5,500,927

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	$2,210,000	$2,268,742
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,988,689
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 2045	2,270,000	2,269,841
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,045,756
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 2032	5,810,000	5,467,559
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	3,140,000	3,090,137
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	1,400,000	1,450,946
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	4,790,000	4,935,856
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,037,900
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,187,065
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	2,325,000	2,301,076
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	5,025,000	4,868,522
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,189,355
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	850,000	933,028
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,861,001
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	13,485,000	14,374,471
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	3,057,601
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,682,856
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,901,882
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	2,400,000	3,115,176
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,706,693
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	3,695,000	3,696,589
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	4,017,878
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,469,403
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,910,758
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,334,400
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,638,850
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	1,305,000	1,338,512
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,875,948
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,617,645
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,753,690
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,063,360
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	2,004,120
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,510,000	2,529,151
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,202,660
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,572,645
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,391,072
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	2,095,240
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,785,306
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	3,932,452
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	896,190
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	748,510
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,306,600
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,067,022
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	520,000	508,742
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,030,000	990,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	$3,795,000	$1,260,054
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,994,099
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,808,371
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,089,480
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,470,000	5,609,977
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,180,000	5,190,774
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	6,400,000	6,069,824
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2037	4,340,000	4,405,577
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	2,760,000	2,732,290
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	2,001,800
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	3,750,000	3,756,638
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	338,500	361,034
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,115,000	1,155,497
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,151,500	2,187,000
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	7,662,235
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	825,894
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,512,923
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,227,744
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,253,461
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	540,000	546,091
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	3,400,000	2,927,298
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	8,165,000	6,506,525
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	3,400,000	2,638,196
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,230,952
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	830,000	865,184
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	536,504
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,070,400
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	300,000	296,124
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,369,275
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,756,547
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,058,577
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,287,657
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	769,838
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,772,624
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,067,454
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	5,390,000	5,806,863
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,201,054
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	4,700,000	3,965,578
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,138,706
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,345,320
Salida, CO, Hospital District Rev., 5.25%, 2036	5,991,000	5,796,952
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	6,000,000	6,597,000
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,416,333
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,231,077
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2013 (c)	795,000	798,315
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,756,270
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,212,012
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	976,143
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,246,441
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,850,691
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	3,725,000	3,607,551
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,157,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	$4,965,000	$4,711,636
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	685,000	1,644
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	17,796
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,305,752
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,375,000	2,239,245
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	673,980
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,719,059
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,997,416
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,197,423
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,234,101
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,008,670
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	703,528
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,330,285
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	1,954,947
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,498,180
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Praire Memorial Hospital), 5.25%, 2043	4,695,000	4,159,019
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Praire Memorial Hospital), “A”, 5.125%, 2038	3,000,000	2,670,120
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,570,000	1,569,874
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	4,087,564

		$388,943,558
Healthcare Revenue - Long Term Care - 12.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$4,171,920
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2013 (c)	660,000	667,867
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2032	1,250,000	1,424,013
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2042	2,000,000	2,259,220
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2046	1,000,000	1,120,840
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	1,060,000	1,055,241
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	1,060,000	1,044,036
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,277,203
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	4,650,000	46,500
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	605,982
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	733,960
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,054,162
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,547,210
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	612,086
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 2032	1,000,000	977,760
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	1,000,000	999,930
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2042	3,000,000	2,979,900
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	489,275
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,496,012
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 2041	1,620,000	1,626,464
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,650,530
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	4,295,000	3,948,093
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 2043	825,000	833,778
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 2030	700,000	730,926
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 2040	1,150,000	1,196,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	$1,035,000	$1,067,613
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,560,494
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	965,000	875,689
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	7,448,513
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	959,128
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	435,979
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,449,924
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	325,624
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	1,003,037
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,610,000	4,122,262
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	464,227
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,336,394
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	1,600,000	1,635,456
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,795,000	1,644,328
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,278,779
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,402,486
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,635,460
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,595,440
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	2,685,000	2,307,435
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	8,015,000	7,580,587
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	3,410,000	2,903,922
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,520,686
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	3,110,000	2,814,519
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,700,953
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	2,195,000	2,106,388
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	1,057,000	106
Illinois Finance Authority Rev., (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 2050 (a)	453,000	45
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	4,790,000	4,357,559
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	1,215,000	1,088,190
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,576,298
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,514,386
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	3,035,711	2,489,527
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	981,912	26,001
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2043	3,500,000	3,006,850
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	669,848
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,175,711
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	2,130,000	1,899,917
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	1,325,000	1,191,480
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	3,000,000	3,183,420
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,117,463
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 2031	1,600,000	1,690,288
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,111,803
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,619,937
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	2,024,145
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,526,663
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,737,579
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	756,909
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	183,616
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	42,374
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	1,628
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	1,350,000	1,290,668
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	2,080,000	1,962,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.25%, 2032	$1,310,000	$1,198,074
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.5%, 2047	2,400,000	2,157,600
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,362,686
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,421,959
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,600,000	3,609,828
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 2041	2,625,000	2,775,596
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	475,166
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,635,438
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,525,526
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	772,416
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,530,000	3,410,051
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 2037	3,720,000	3,459,302
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 2046	3,000,000	2,620,890
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,670,000	1,620,234
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), 5.4%, 2028	880,000	773,872
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	3,654,000	3,114,633
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	390,000	344,881
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	766,000	652,931
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	2,390,000	2,129,920
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	338,152
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,422,653
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	1,250,000	1,256,200
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	1,311,828	858,211
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	2,987,260	1,831,698
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	562,212	9,541
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	516,379	8,763
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	805,000	682,407
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,313,388
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,067,436
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	7,859,502
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Friendship Village Sunset Hills), 5%, 2042	1,700,000	1,615,323
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,322,355
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	545,050
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	520,000	536,474
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	835,000	743,517
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,515,000	3,580,766
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 2028	1,000,000	1,008,010
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	7,500,000	7,566,675
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	1,675,000	1,679,104
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	1,275,000	1,273,151
Terre Haute, IN, Rev. (Westminster Village), 6%, 2039	3,600,000	3,192,228
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,322,141
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	3,866,124
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,438,718
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,690,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	$3,925,000	$3,014,557
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,100,142
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,273,550
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 2043	4,165,000	4,178,161
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,420,000	3,502,696
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	513,799
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,074,601

		$259,715,671
Healthcare Revenue - Other - 0.2%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,552,089

Human Services - 0.5%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	$1,535,000	$1,459,954
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,207,910
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	6,995,000	6,836,493
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,145,000	2,145,193

		$11,649,550
Industrial Revenue - Airlines - 6.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$4,747,126
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,408,368
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	12,206,619
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,306,341
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7.375%, 2022	1,100,000	1,104,686
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	17,865,000	17,903,410
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	1,830,000	1,836,826
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	5,630,000	5,644,413
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “B”, 6.125%, 2017	1,830,000	1,829,963
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2021	2,500,000	2,501,400
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	11,735,000	11,908,091
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	12,100,000	11,695,255
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	5,870,000	5,600,567
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029	5,770,000	5,280,993
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025	18,935,000	20,473,090
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031	8,045,000	8,723,918
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 2028	3,125,000	3,384,500
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 2030	4,000,000	3,532,480
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	2,205,000	2,005,977
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	6,615,000	6,017,798

		$131,111,821
Industrial Revenue - Chemicals - 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$8,563,055
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,666,015
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,000,260
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	5,132,496
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,283,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	$4,000,000	$4,274,880
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,502,850
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	430,176
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,390,868
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	127,732

		$32,371,382
Industrial Revenue - Environmental Services - 1.7%
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	$540,000	$599,168
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,336,903
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	3,985,000	4,041,507
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	3,585,000	3,381,659
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	11,780,000	10,382,539
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	12,055,000	10,624,915
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	3,275,000	3,142,756

		$35,509,447
Industrial Revenue - Other - 1.0%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	$2,500,000	$2,207,825
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	100,980	1,010
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	4,640,000	4,353,990
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	746,831	7,468
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	245,000	230,459
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	1,455,000	1,409,793
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	2,910,000	2,787,605
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	2,910,000	2,651,912
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,516,133
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	810,000	814,390
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	2,440,000	2,426,995
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	531,601
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,000,100

		$20,939,281
Industrial Revenue - Paper - 1.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$4,010,000	$4,119,914
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,579,038
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,656,105
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	1,785,000	1,344,587
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	4,879,289
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	2,250,000	2,258,078
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,210,755
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	1,635,000	1,660,065
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,569,571	657

		$26,708,565
Miscellaneous Revenue - Entertainment & Tourism - 1.7%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,749,965
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,392,837
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	2,913,765
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	1,225,196
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	40,280,000	8,085,404
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,779,932
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,413,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	$1,840,000	$1,904,823
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,691,597
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 2016 (n)	255,000	260,495
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,435,000	4,375,881

		$36,793,005
Miscellaneous Revenue - Other - 3.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$887,225
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	859,681
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,683,941
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,295,611
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	675,000	678,362
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	335,000	335,218
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	1,350,000	1,355,670
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,234,807
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	925,000	890,683
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	430,000	421,460
District of Columbia Rev. (American Society Hematology), 5%, 2036	540,000	539,239
District of Columbia Rev. (American Society Hematology), 5%, 2042	860,000	839,472
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	660,000	752,684
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	2,835,000	2,839,564
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	1,385,000	1,310,501
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	1,030,000	1,003,962
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	2,065,000	1,885,221
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	2,095,000	1,991,172
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	5,350,000	4,846,244
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	1,480,000	1,316,919
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	347,205
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 2021	200,000	207,438
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2028	1,500,000	1,657,275
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2031	5,250,000	5,795,528
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 2018	2,495,000	2,665,683
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,306,517
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	5,130,804
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,881,230
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	466,246
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	475,000	450,110
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,344,245
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	2,175,000	2,101,507
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	16,755,000	14,556,409

		$71,877,833
Multi-Family Housing Revenue - 0.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$634,130
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	563,526
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,317,320
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037	3,665,000	2,243,530
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,899,880
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,799,520
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,381,076

		$9,838,982
Port Revenue - 0.0%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$926,046

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	$540,000	$558,641
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	8,805,998
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	19,539,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	1,475,000	1,270,875
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,568,686
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	4,930,000	3,258,730

		$35,002,130
Single Family Housing - Local - 0.1%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$261,436	$214,809
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	15,000	13,224
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	335,000	353,080
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	115,000	121,410
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	90,000	95,569
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	325,000	338,754
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	370,000	381,992
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	490,000	491,250
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	150,000	152,843

		$2,162,931
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$2,560,000	$2,456,218
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	8,080,000	8,108,118
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	12,730,000	12,577,240
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	1,992,180
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	850,000	892,730
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	120,000	120,827
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	11,030,000	11,035,515
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	1,370,000	1,391,071

		$38,573,899

Solid Waste Revenue - 0.2%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$3,415,000	$3,370,912

State & Local Agencies - 1.2%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,715,058
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,759,574
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,740,000	1,811,375
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,557,951
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.088%, 2018	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.624%, 2018 (p)	150,000	188,685
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	1,985,360
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	5,796,199
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,258,648
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,112,006
Harris County, TX, 5.8%, 2014	114,410	116,083
Harris County, TX, 5.625%, 2020	1,301,123	1,302,476
Massachusetts College Building Authority Rev., “C”, 3%, 2042	835,000	601,041
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,166,053

		$24,870,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$1,615,000	$1,635,914
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,615,000	1,629,535
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	190,000	191,457
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,270,000	3,278,208
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,690,000	2,823,505
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	276,295
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 2026	2,400,000	2,418,288
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 2028	2,495,000	2,501,163

		$14,754,365
Tax - Other - 0.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$1,110,000	$1,011,854
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	4,605,000	4,082,701
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	3,340,000	3,354,763
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,230,000	3,416,339
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,447,507

		$16,313,164
Tax Assessment - 3.6%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,084,150
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,375,466
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,912,440
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	381,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	310,000	304,504
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 2014 (a)(d)	165,000	99,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036 (a)(d)	350,000	210,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 2036	1,330,000	1,205,791
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	405,000	413,339
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	2,000,000	1,903,240
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,551,210
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,519,454
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,724,878
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,565,000	2,497,592
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	825,806
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	235,000	233,870
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,495,000	923,150
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	913,806
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	4,785,000	4,567,091
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,840,000	1,700,105
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	640,000	288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,116,180
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,510,000	1,357,113
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,255,000	1,166,410
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	931,042
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,137,000	3,176,213
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,680,000	1,650,130
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	565,000	469,492
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 2022	910,000	897,260
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 2032	990,000	960,112
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,196,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	877,456

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	$465,000	$463,405
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,075,000	1,046,298
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,383,450
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,615,000	3,371,241
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	549,000	548,028
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,352,339
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	922,248
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2014 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	245,000	245,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,760,000	1,715,912
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 2045	1,995,000	2,000,147
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	2,820,000	945,236
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	250,000	261,213
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 2043	8,725,000	1,225,601
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	545,000	351,127
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,396,000	616,802
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,675,000	1,496,797
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 2033	404,000	358,061
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 2038	824,000	720,679
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,310,000	2,300,945
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	1,960,000	1,509,827
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,875,000	1,661,531
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	339,700
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	770,000	757,449
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,465,000	837,526
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	460,000	445,091

		$77,104,967
Tobacco - 7.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$3,310,000	$2,680,570
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,493,187
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	15,065,000	11,630,933
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	25,000,000	21,022,750
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	11,535,000	9,376,917
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	2,850,000	2,710,065
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,430,000	1,437,450
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	886,602
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	13,270,000	10,199,986
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	3,110,000	3,330,406
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	15,262,081
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,599,296
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	3,768,450
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	17,700,000	16,508,082
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	31,335,000	22,602,562
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	25,060,133
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	930,000	870,341
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,946,647
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	780,000	781,802

		$160,168,260

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 2.3%
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2027	$12,305,000	$5,897,294
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,607,721
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2034	300,000	331,452
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	9,158,086
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,392,179
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	1,375,000	1,475,774
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	1,105,000	1,157,366
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,165,000	2,002,019
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	3,460,000	3,123,826
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	3,640,000	3,606,112
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	6,065,000	6,288,010
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	9,705,000	9,690,408

		$48,730,247
Universities - Colleges - 9.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$915,000	$902,648
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,305,000	1,358,740
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,069,105
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,787,024
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,395,771
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	3,590,000	3,456,452
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,119,556
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,028,291
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	969,102
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,379,612
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	780,000	708,271
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	730,000	685,127
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	375,000	335,663
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,085,350
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	3,200,000	3,193,312
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	510,000	534,398
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	250,000	259,558
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,543,125
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,591,850
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,098,230
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	533,155
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,747,125
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,622,250
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	6,045,000	6,295,323
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	960,000	962,630
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	2,330,000	2,386,712
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,575,441
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,079,260
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	760,712
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	429,450
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,822,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2015 (c)	875,000	1,002,374
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2029	1,265,000	1,387,452
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,625,059
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,446,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	$10,000,000	$10,446,100
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	21,196,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2019 (c)	4,280,000	5,669,331
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	2,335,000	2,755,440
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,685,000	2,750,004
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,209,962
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	1,545,000	1,620,102
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	5,561,109
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	920,000	972,201
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	425,000	346,630
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	1,040,000	804,492
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	525,000	376,609
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	260,000	176,868
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2021	600,000	586,056
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2025	890,000	902,095
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,970,798
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,001,543
The Ohio State University, Special Purpose Rev., “A”, 5%, 2038 (u)	3,355,000	3,526,843
The Ohio State University, Special Purpose Rev., “A”, 5%, 2043 (u)	8,150,000	8,508,926
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,305,428
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,658,557
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,516,280
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,712,750
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	748,958
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,509,663

		$193,009,473
Universities - Dormitories - 2.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,162,991
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,200,806
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,683,092
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,190,174
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 2038	3,000,000	3,000,870
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	1,475,000	1,377,488
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	5,000,000	4,467,350
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	8,820,000	7,561,386
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	2,032,463
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,329,137
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,525,000	2,247,427
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	738,372
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,022,952
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 2043	5,500,000	5,866,465

		$46,880,973
Universities - Secondary Schools - 6.3%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2027	$290,000	$285,224
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2032	300,000	285,351
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2043	1,000,000	891,320
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 2033 (n)	3,860,000	3,520,976
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	4,025,000	3,616,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	$1,790,000	$1,511,458
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	1,585,000	1,382,136
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 2045	5,965,000	5,794,699
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	7,630,000	7,150,760
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6%, 2030	1,990,000	1,920,808
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 2033	845,000	883,042
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	695,000	700,560
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	2,385,000	2,171,924
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 2043	1,850,000	1,896,546
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	4,940,000	5,104,057
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	1,270,000	1,015,695
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,729,636
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 2033	450,000	400,280
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 2042	540,000	452,536
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	490,000	464,559
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	1,170,000	1,093,810
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2043	1,095,000	1,125,583
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2033	420,000	439,375
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 2043	3,150,000	2,886,030
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 2042	3,480,000	3,521,203
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	1,950,000	1,690,436
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	4,070,000	3,378,751
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2030	2,575,000	2,365,086
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	5,490,000	4,740,231
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 2041	10,125,000	10,236,983
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	2,000,000	2,211,360
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,772,622
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	4,901,027
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	2,070,000	1,990,077
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,845,084
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	285,650
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	133,400
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	456,053
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	705,000	666,860
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	2,355,000	2,201,642
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	2,780,000	2,764,515
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	850,000	853,494
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	1,065,000	1,020,792
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2042	1,950,000	1,839,026
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	501,946
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	483,837
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	5,820,000	5,782,519
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	1,670,000	1,676,764
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	2,205,000	1,978,569
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	855,000	766,097
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	1,715,000	1,447,374
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,210,430
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 2041	2,500,000	2,636,300
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	630,000	657,689
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,318,855
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	4,126,723
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,285,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	$2,405,000	$1,940,041
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	5,947,811
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2027	210,000	203,393
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2032	220,000	205,372
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2043	880,000	772,429

		$134,538,518
Utilities - Cogeneration - 0.8%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$13,690,000	$11,398,020
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,200,000	1,204,272
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	4,530,000	4,015,256
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 2028	250,000	243,315
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 2036	1,250,000	1,208,025

		$18,068,888
Utilities - Investor Owned - 3.2%
Brazos River, TX, Pollution Control Authority Rev. (TXU Energy Co. LLC Project), 5%, 2041	$3,015,000	$60,300
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,445,330
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,940,000	2,103,891
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,915,000	12,515,635
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	10,580,000	11,575,790
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “A”, FGIC, 4.8%, 2025	1,000,000	980,480
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	1,979,489
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 2035	4,700,000	4,834,937
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2019 (c)	685,000	847,208
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,375,586
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,217,181
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,804,047
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,710,619
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,861,147
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	7,409,214
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,497,766
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	4,741,163

		$67,959,783
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,427,966
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	6,158,930
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,376,108
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	5,275,000	5,995,829
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,145,000	8,515,911
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,249,960
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	2,670,000	2,666,636
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	13,317,279
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,295,587
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	3,625,000	3,855,659

		$50,859,865
Water & Sewer Utility Revenue - 1.6%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,453,561
Clairton, PA, Municipal Authority, “B”, 5%, 2037	1,735,000	1,600,364
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	8,750,000	6,453,738
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	2,695,000	2,119,159
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,880,000	3,036,022
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	175,000	189,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	$2,735,000	$2,542,128
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 2043	7,735,000	7,734,691
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,406,288

		$33,535,030
Total Municipal Bonds		$2,087,665,835

Floating Rate Demand Notes - 0.3%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.06%, due 11/01/14	$6,100,000	$6,100,000

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	62,715,098	$62,715,098
Total Investments		$2,156,480,933

Other Assets, Less Liabilities - (1.5)%		(31,837,039)
Net Assets - 100.0%		$2,124,643,894

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,070,952 representing 1.0% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,899,880
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,799,520
Total Restricted Securities			$3,699,400
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,087,665,835	$—	$2,087,665,835
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	62,715,098	—	—	62,715,098
Total Investments	$62,715,098	$2,093,765,835	$—	$2,156,480,933

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,080,285,634
Gross unrealized appreciation	95,108,271
Gross unrealized depreciation	(85,234,788)
Net unrealized appreciation (depreciation)	$9,873,483

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	111,057,169	631,116,313	(679,458,384)	62,715,098

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$59,017	$62,715,098

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 19, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 19, 2013

*	Print name and title of each signing officer under his or her signature.